UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23735
Capital Group Core Equity ETF
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Sandra Chuon
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group Core Equity ETF
CGUS
for the year ended May 31, 2025
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group Core Equity ETF (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUS	$ 35	0.33%
Management's discussion of fund performance
The fund's shares gained 13.55% on a net asset value (NAV) basis and 13.33% on a market price basis for the year ended
May 31, 2025. These results compare with a 13.52% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equity markets delivered strong returns, with financials and consumer discretionary sectors leading broad sector gains. The U.S. economy maintained steady growth overall, despite a contraction in the first quarter of 2025. As inflation moderated, the U.S. Federal Reserve implemented three rate cuts in 2024 to stimulate the economy and improve consumer sentiment.
Holdings in most equity sectors produced positive returns, with shares of consumer staples, consumer discretionary and information technology particularly additive to results. Financials, real estate and communication services also saw returns surpassing those of the overall portfolio. Industrials shares were also positive, though below the portfolio’s overall return.
The fund’s holdings in the materials, health care, energy and utilities sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital Group Core Equity ETF (at NAV) 2	13.55%	12.71%
S&P 500 Index 3	13.52%	11.89%
1
The fund began investment operations on February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,483
Total number of portfolio holdings	68
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent
registered public accounting firm for the fiscal year 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upo
n re
commendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or p
rocedure.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be ma
iled to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-301-0725 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2025	22,000	None	None	None
May 31, 2024	16,000	None	None	None
Adviser and Affiliates2
May 31, 2025	Not Applicable	44,000	None	None
May 31, 2024	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2025	44,000
May 31, 2024	None

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

a)  The following individuals are members of the registrant's separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Vanessa C. L. Chang

Jennifer C. Feikin

Pablo R. González Guajardo

Leslie Stone Heisz

William D. Jones

b)  Not applicable

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

CAPITAL GROUP®

Capital Group Equity Exchange-Traded Funds

Financial Statements and Other Information
N-CSR Items 7-11

for the year ended May 31, 2025

Lit. No. ETGEFP4-349-0725 © 2025 Capital Group. All rights reserved.

Capital Group Conservative Equity ETF

Investment portfolio May 31, 2025

Common stocks 94.32%		Shares	Value (000)
Information	Microsoft Corp.	55,301	$25,458
technology	Broadcom, Inc.	55,847	13,519
19.37%	Apple, Inc.	50,752	10,194
	Accenture PLC, Class A	18,449	5,845
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,765	3,821
	Texas Instruments, Inc.	18,820	3,441
	Oracle Corp.	15,521	2,569
	KLA Corp.	3,140	2,377
	Salesforce, Inc.	7,962	2,113
	Analog Devices, Inc.	8,334	1,783
	Amphenol Corp., Class A	15,446	1,389

			72,509

Industrials	RTX Corp.	112,726	15,385
15.33%	General Electric Co.	49,432	12,156
	Union Pacific Corp.	26,580	5,892
	Paychex, Inc.	20,310	3,207
	Automatic Data Processing, Inc.	8,835	2,876
	Northrop Grumman Corp.	5,452	2,643
	Carrier Global Corp.	36,787	2,619
	BAE Systems PLC (ADR) (a)	22,163	2,278
	Airbus SE, non-registered shares	10,243	1,885
	Honeywell International, Inc.	8,213	1,862
	General Dynamics Corp.	6,607	1,840
	FedEx Corp.	7,884	1,720
	Stanley Black & Decker, Inc.	25,087	1,641
	Illinois Tool Works, Inc.	5,561	1,363

			57,367

Financials	JPMorgan Chase & Co.	32,879	8,680
13.92%	Morgan Stanley	33,876	4,337
	Fidelity National Information Services, Inc.	53,610	4,268
	PNC Financial Services Group, Inc.	23,518	4,088
	Chubb, Ltd.	12,943	3,847
	Marsh & McLennan Cos., Inc.	16,403	3,833
	Truist Financial Corp.	93,358	3,688
	Visa, Inc., Class A	8,020	2,929
	Wells Fargo & Co.	37,345	2,793
	CME Group, Inc., Class A	8,597	2,484
	Great-West Lifeco, Inc. (a)	62,699	2,380
	Progressive Corp.	8,104	2,309
	Capital One Financial Corp.	10,142	1,918
	BlackRock, Inc.	1,912	1,873
	Blackstone, Inc.	10,336	1,434
	S&P Global, Inc.	2,455	1,259

			52,120

Health care	AbbVie, Inc.	44,134	8,214
12.76%	Eli Lilly and Co.	8,378	6,180
	Abbott Laboratories	46,064	6,153
	Gilead Sciences, Inc.	47,956	5,279
	Amgen, Inc.	18,221	5,251
	UnitedHealth Group, Inc.	10,591	3,197
	Bristol-Myers Squibb Co.	58,959	2,846
	Medtronic PLC	31,970	2,653
	CVS Health Corp.	36,569	2,342
	AstraZeneca PLC (ADR)	23,586	1,718
	Regeneron Pharmaceuticals, Inc.	2,746	1,346
	Thermo Fisher Scientific, Inc.	3,341	1,346

Capital Group Equity Exchange-Traded Funds	1

Capital Group Conservative Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Health care	GE HealthCare Technologies, Inc.	17,406	$1,228

(continued)			47,753

Consumer	Philip Morris International, Inc.	41,210	7,442
staples	Mondelez International, Inc., Class A	109,299	7,376
8.58%	British American Tobacco PLC (ADR)	103,798	4,692
	Procter & Gamble Co.	20,471	3,478
	Hershey Co.	14,728	2,367
	Coca-Cola Co.	24,651	1,777
	PepsiCo, Inc.	11,693	1,537
	Nestle SA	13,559	1,445
	Constellation Brands, Inc., Class A	6,121	1,091
	General Mills, Inc.	16,996	922

			32,127

Utilities	CenterPoint Energy, Inc.	161,921	6,030
7.24%	Constellation Energy Corp.	18,280	5,597
	DTE Energy Co.	31,617	4,321
	Sempra	44,636	3,508
	Atmos Energy Corp.	19,473	3,012
	Southern Co. (The)	22,414	2,017
	Public Service Enterprise Group, Inc.	16,937	1,372
	Xcel Energy, Inc.	17,894	1,254

			27,111

Materials	International Paper Co.	148,057	7,078
4.17%	Linde PLC	10,220	4,779
	Air Products and Chemicals, Inc.	13,406	3,739

			15,596

Consumer	Home Depot, Inc.	16,798	6,187
discretionary	Starbucks Corp.	43,566	3,657
4.08%	McDonald’s Corp.	6,603	2,072
	Hasbro, Inc.	30,338	2,024
	D.R. Horton, Inc.	11,432	1,350

			15,290

Energy	TC Energy Corp. (CAD denominated)	71,559	3,626
3.68%	TC Energy Corp.	41,376	2,095
	Exxon Mobil Corp.	43,694	4,470
	ConocoPhillips	24,519	2,093
	EOG Resources, Inc.	13,741	1,492

			13,776

Communication	Meta Platforms, Inc., Class A	12,312	7,972
services	T-Mobile US, Inc.	7,637	1,850
3.45%	Comcast Corp., Class A	51,111	1,767
	AT&T, Inc.	47,395	1,317

			12,906

Real estate	Welltower, Inc. REIT	24,089	3,716
1.74%	Extra Space Storage, Inc. REIT	11,390	1,722
	Prologis, Inc. REIT	9,962	1,082

			6,520

	Total common stocks (cost: $339,207,000)		353,075

2	Capital Group Equity Exchange-Traded Funds

Capital Group Conservative Equity ETF (continued)

Short-term securities 6.43%	Shares	Value (000)

Money market investments 5.53%
Capital Group Central Cash Fund 4.29% (b)(c)	207,088	$20,709

Money market investments purchased with collateral from securities on loan 0.90%
Invesco Short-Term Investments Trust - Government & Agency Portfolio,
Institutional Class 4.24% (b)(d)	3,354,019	3,354

Total short-term securities (cost: $24,061,000)		24,063

Total investment securities 100.75% (cost: $363,268,000)		377,138
Other assets less liabilities (0.75)%		(2,826)

Net assets 100.00%		$374,312

Investments in affiliates(c)

	Value at 6/25/2024 (e) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 5.53%

Money market investments 5.53%

Capital Group Central Cash Fund 4.29% (b)	$–	$33,754	$13,047	$–(f)	$2	$20,709	$273

(a) All or a portion of this security was on loan. The total value of all such securities was $3,598,000, which represented 0.96% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(b) Rate represents the seven-day yield at 5/31/2025.

(c)  Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

(d) Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(e) Commencement of operations.

(f) Amount less than one thousand.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	3

Capital Group Core Equity ETF

Investment portfolio May 31, 2025

Common stocks 97.19%		Shares	Value (000)
Information	Microsoft Corp.	868,444	$399,797
technology	Broadcom, Inc.	1,156,047	279,844
26.60%	NVIDIA Corp.	1,748,880	236,326
	Apple, Inc.	997,201	200,288
	Accenture PLC, Class A	236,175	74,825
	Oracle Corp.	294,223	48,703
	Amphenol Corp., Class A	527,544	47,442
	Seagate Technology Holdings PLC	369,622	43,593
	Texas Instruments, Inc.	235,536	43,068
	Cognizant Technology Solutions Corp., Class A	523,746	42,418
	Salesforce, Inc.	159,215	42,251

			1,458,555

Industrials	RTX Corp.	1,006,785	137,406
16.80%	Automatic Data Processing, Inc.	348,277	113,375
	General Electric Co.	360,770	88,717
	General Dynamics Corp.	268,485	74,770
	Carrier Global Corp.	1,036,184	73,776
	Boeing Co. (The) (a)	352,808	73,144
	GFL Environmental, Inc., subordinate voting shares	1,310,103	66,069
	Airbus SE, non-registered shares	355,071	65,345
	Woodward, Inc.	297,519	64,362
	United Rentals, Inc.	67,654	47,925
	Honeywell International, Inc.	204,021	46,245
	Ingersoll-Rand, Inc.	440,787	35,986
	XPO, Inc. (a)	297,551	33,870

			920,990

Financials	JPMorgan Chase & Co.	464,301	122,575
12.14%	Mastercard, Inc., Class A	199,295	116,707
	BlackRock, Inc.	85,343	83,627
	Fidelity National Information Services, Inc.	1,040,629	82,844
	Berkshire Hathaway, Inc., Class B (a)	79,618	40,124
	Capital One Financial Corp.	207,623	39,272
	PNC Financial Services Group, Inc.	220,999	38,412
	Visa, Inc., Class A	104,281	38,082
	S&P Global, Inc.	72,596	37,232
	Chubb, Ltd.	114,750	34,104
	Morgan Stanley	256,993	32,903

			665,882

Consumer	Amazon.com, Inc. (a)	1,118,497	229,303
discretionary	Starbucks Corp.	856,750	71,924
10.68%	Wyndham Hotels & Resorts, Inc.	802,519	66,432
	Home Depot, Inc.	157,891	58,150
	Royal Caribbean Cruises, Ltd.	208,561	53,594
	Tesla, Inc. (a)	113,909	39,465
	Restaurant Brands International, Inc.	540,008	38,562
	Hasbro, Inc.	422,044	28,155

			585,585

Communication	Meta Platforms, Inc., Class A	420,122	272,025
services	Alphabet, Inc., Class A	651,594	111,905
9.28%	Alphabet, Inc., Class C	439,501	75,967
	Netflix, Inc. (a)	40,384	48,753

			508,650

4	Capital Group Equity Exchange-Traded Funds

Capital Group Core Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Eli Lilly and Co.	194,589	$143,542
8.66%	Vertex Pharmaceuticals, Inc. (a)	181,355	80,168
	AbbVie, Inc.	338,170	62,937
	Abbott Laboratories	421,416	56,293
	Thermo Fisher Scientific, Inc.	125,490	50,550
	GE HealthCare Technologies, Inc.	654,524	46,170
	Revvity, Inc.	391,915	35,437

			475,097

Consumer	British American Tobacco PLC	2,237,127	100,493
staples	Procter & Gamble Co.	281,011	47,741
3.44%	Philip Morris International, Inc.	225,493	40,722

			188,956

Energy	Exxon Mobil Corp.	548,059	56,067
3.04%	Canadian Natural Resources, Ltd. (CAD denominated)	1,833,601	55,675
	Baker Hughes Co., Class A	1,477,357	54,736

			166,478

Materials	Air Products and Chemicals, Inc.	240,075	66,960
2.87%	Linde PLC	111,590	52,177
	Eastman Chemical Co.	485,162	38,022

			157,159

Real estate	VICI Properties, Inc. REIT	2,055,663	65,185
2.07%	Equinix, Inc. REIT	54,380	48,334

			113,519

Utilities	PG&E Corp.	3,172,711	53,555
1.61%	CenterPoint Energy, Inc.	927,027	34,523

			88,078

	Total common stocks (cost: $4,612,178,000)		5,328,949

Short-term securities 4.19%

Money market investments 4.19%
	Capital Group Central Cash Fund 4.29% (b)(c)	2,298,006	229,801

	Total short-term securities (cost: $229,783,000)		229,801

	Total investment securities 101.38% (cost: $4,841,961,000)		5,558,750
	Other assets less liabilities (1.38)%		(75,511)

	Net assets 100.00%		$5,483,239

Investments in affiliates(c)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 4.19%

Money market investments 4.19%

Capital Group Central Cash Fund 4.29% (b)	$54,961	$1,019,204	$844,369	$(1)	$6	$229,801	$4,702

Capital Group Equity Exchange-Traded Funds	5

Capital Group Core Equity ETF (continued)

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 5/31/2025.
(c)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

6	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF

Investment portfolio May 31, 2025

Common stocks 95.51%		Shares	Value (000)
Industrials	RTX Corp.	352,080	$48,052
17.18%	Airbus SE, non-registered shares	190,548	35,067
	RELX PLC	577,536	31,079
	Carrier Global Corp.	430,155	30,627
	BAE Systems PLC	1,017,342	26,064
	Paychex, Inc.	157,065	24,802
	Mitsubishi Corp.	1,195,900	24,393
	Ryanair Holdings PLC (ADR)	401,409	22,318
	FedEx Corp.	93,493	20,391
	Broadridge Financial Solutions, Inc.	80,404	19,524
	Hitachi, Ltd.	688,500	19,359
	Northrop Grumman Corp.	39,717	19,254
	Canadian National Railway Co. (CAD denominated)	173,596	18,248
	UL Solutions, Inc., Class A	232,449	16,620
	ITOCHU Corp.	307,900	16,562
	Norfolk Southern Corp.	56,723	14,017
	Trinity Industries, Inc.	537,479	13,835

			400,212

Financials	Intact Financial Corp.	217,452	49,334
17.08%	DBS Group Holdings, Ltd.	1,060,270	36,763
	London Stock Exchange Group PLC	217,726	33,076
	Morgan Stanley	219,280	28,074
	Euronext NV	166,221	27,065
	JPMorgan Chase & Co.	101,695	26,848
	Zurich Insurance Group AG	37,607	26,375
	Truist Financial Corp.	623,331	24,622
	KB Financial Group, Inc. (ADR)	304,337	22,749
	Webster Financial Corp.	367,828	18,936
	CME Group, Inc., Class A	62,766	18,139
	AIA Group, Ltd.	2,166,000	18,135
	East West Bancorp, Inc.	197,979	18,056
	Deutsche Bank AG	602,860	16,675
	First American Financial Corp.	249,761	13,939
	Hong Kong Exchanges and Clearing, Ltd.	197,800	9,984
	PICC Property and Casualty Co., Ltd., Class H	4,876,000	9,290

			398,060

Information	Broadcom, Inc.	404,743	97,976
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	349,725	67,609
13.63%	SAP SE	126,825	38,290
	Tokyo Electron, Ltd.	186,500	29,810
	Accenture PLC, Class A	70,792	22,428
	KLA Corp.	25,074	18,978
	Fujitsu, Ltd.	745,000	17,179
	Texas Instruments, Inc.	84,039	15,367
	MediaTek, Inc.	237,000	9,964

			317,601

Consumer	Philip Morris International, Inc.	431,569	77,937
staples	Mondelez International, Inc., Class A	552,631	37,297
11.21%	Imperial Brands PLC	902,140	34,156
	Carlsberg A/S, Class B	194,891	27,860
	Danone SA	324,066	27,685
	British American Tobacco PLC	575,818	25,866
	Nestle SA	178,644	19,037
	Anheuser-Busch InBev SA/NV	160,004	11,271

			261,109

Capital Group Equity Exchange-Traded Funds	7

Capital Group Dividend Growers ETF (continued)

Common stocks (continued)	Shares	Value (000)

Health care	Abbott Laboratories	235,410	$31,446
8.63%	Eli Lilly and Co.	33,641	24,816
	AstraZeneca PLC	171,105	24,714
	Amgen, Inc.	74,220	21,389
	AbbVie, Inc.	107,639	20,032
	Novo Nordisk AS, Class B	289,257	19,973
	UnitedHealth Group, Inc.	58,235	17,582
	EssilorLuxottica SA	58,197	16,170
	Bristol-Myers Squibb Co.	334,345	16,142
	Merck & Co., Inc.	113,638	8,732

			200,996

Utilities	CenterPoint Energy, Inc.	1,495,147	55,679
7.14%	Iberdrola, SA, non-registered shares	2,194,215	40,062
	Engie SA	1,484,576	32,003
	Sempra	272,262	21,397
	SSE PLC	725,850	17,222

			166,363

Consumer	Industria de Diseno Textil, SA	560,469	30,368
discretionary	Amadeus IT Group SA, Class A, non-registered shares	303,303	25,271
6.82%	YUM! Brands, Inc.	126,578	18,220
	Darden Restaurants, Inc.	81,292	17,414
	Starbucks Corp.	189,910	15,943
	LVMH Moet Hennessy-Louis Vuitton SE	28,067	15,241
	Bridgestone Corp.	324,300	14,007
	Galaxy Entertainment Group, Ltd.	2,926,000	12,464
	Tractor Supply Co.	204,161	9,881

			158,809

Real estate	VICI Properties, Inc. REIT	1,590,950	50,449
5.20%	Welltower, Inc. REIT	257,458	39,720
	Link REIT	2,444,700	12,986
	Rexford Industrial Realty, Inc. REIT	294,495	10,378
	Longfor Group Holdings, Ltd.	6,108,500	7,658

			121,191

Energy	TotalEnergies SE	545,250	31,983
3.77%	BP PLC	4,761,142	23,078
	TC Energy Corp. (CAD denominated)	368,100	18,652
	ConocoPhillips	164,650	14,053

			87,766

Communication	T-Mobile US, Inc.	151,724	36,747
services	Koninklijke KPN NV	7,210,006	33,876
3.62%	America Movil, SAB de CV, Class B (ADR)	807,785	13,652

			84,275

Materials	International Paper Co.	228,635	10,931
1.23%	Vale SA (ADR), ordinary nominative shares	1,149,291	10,493
	Dow, Inc.	262,052	7,269

			28,693

	Total common stocks (cost: $2,023,156,000)		2,225,075

8	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF (continued)

Short-term securities 4.30%		Shares	Value (000)
Money market investments 1.92%
Capital Group Central Cash Fund 4.29% (a)(b)		446,886	$44,689

Weighted average yield at acquisition		Principal amount (000)
Commercial paper 1.50%
DNB Bank ASA 6/6/2025 (c)	3.096%	USD35,000	34,971

Bonds & notes of governments & government agencies outside the U.S. 0.88%
Ontario (Province of) 6/18/2025	4.435	20,500	20,453

Total short-term securities (cost: $100,116,000)			100,113

Total investment securities 99.81% (cost: $2,123,272,000)			2,325,188
Other assets less liabilities 0.19%			4,487

Net assets 100.00%			$2,329,675

Investments in affiliates(b)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 1.92%

Money market investments 1.92%

Capital Group Central Cash Fund 4.29% (a)	$13,229	$397,433	$365,980	$(1)	$8	$44,689	$2,336

(a)	Rate represents the seven-day yield at 5/31/2025.
(b)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
(c)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,971,000, which represented 1.50% of the net assets of the fund.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	9

Capital Group Dividend Value ETF

Investment portfolio May 31, 2025

Common stocks 97.08%		Shares	Value (000)
Information	Microsoft Corp.	2,322,830	$1,069,338
technology	Broadcom, Inc.	3,884,755	940,383
21.92%	Apple, Inc.	2,071,329	416,026
	NVIDIA Corp.	2,562,903	346,325
	Salesforce, Inc.	896,540	237,915
	Oracle Corp.	1,425,177	235,909
	Micron Technology, Inc.	2,249,882	212,524
	Texas Instruments, Inc.	1,079,950	197,469

			3,655,889

Industrials	RTX Corp.	5,696,885	777,511
18.93%	General Electric Co.	2,769,089	680,947
	Carrier Global Corp.	7,432,445	529,190
	General Dynamics Corp.	973,994	271,247
	Union Pacific Corp.	1,107,830	245,562
	Boeing Co. (The) (a)	1,169,056	242,369
	Uber Technologies, Inc. (a)	2,774,396	233,493
	Illinois Tool Works, Inc.	719,113	176,240

			3,156,559

Health care	Eli Lilly and Co.	799,595	589,837
12.11%	AbbVie, Inc.	1,480,957	275,621
	Medtronic PLC	2,213,481	183,675
	Vertex Pharmaceuticals, Inc. (a)	391,193	172,927
	Amgen, Inc.	568,254	163,759
	GE HealthCare Technologies, Inc.	2,295,812	161,947
	Abbott Laboratories	1,209,706	161,593
	UnitedHealth Group, Inc.	521,372	157,407
	Gilead Sciences, Inc.	1,385,724	152,540

			2,019,306

Consumer	Starbucks Corp.	5,133,562	430,963
discretionary	Royal Caribbean Cruises, Ltd.	1,260,856	324,002
10.85%	Las Vegas Sands Corp.	7,504,500	308,885
	McDonald’s Corp.	880,996	276,501
	Amazon.com, Inc. (a)	930,350	190,731
	TopBuild Corp. (a)	513,698	145,320
	Hasbro, Inc.	2,000,529	133,455

			1,809,857

Consumer	British American Tobacco PLC	15,198,632	682,732
staples	Philip Morris International, Inc.	2,562,499	462,762
7.70%	Mondelez International, Inc., Class A	2,064,730	139,348

			1,284,842

Financials	JPMorgan Chase & Co.	1,408,042	371,723
7.39%	American International Group, Inc.	3,501,805	296,393
	First Citizens BancShares, Inc., Class A	154,008	284,742
	Capital One Financial Corp.	1,475,166	279,028

			1,231,886

Materials	International Paper Co.	7,050,779	337,098
5.51%	Linde PLC	637,381	298,027
	Air Products and Chemicals, Inc.	549,046	153,134
	Freeport-McMoRan, Inc.	3,390,910	130,482

			918,741

10	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Value ETF (continued)

Common stocks (continued)		Shares	Value (000)
Communication	Meta Platforms, Inc., Class A	833,997	$540,005
services	Alphabet, Inc., Class A	1,699,665	291,900

4.99%			831,905

Energy	Halliburton Co.	12,815,719	251,060
4.11%	TC Energy Corp. (CAD denominated)	4,553,686	230,745
	Canadian Natural Resources, Ltd.	6,699,819	203,474

			685,279

Real estate	VICI Properties, Inc. REIT	5,666,938	179,699
2.01%	Prologis, Inc. REIT	1,433,337	155,660

			335,359

Utilities	DTE Energy Co.	1,005,977	137,467
1.56%	Public Service Enterprise Group, Inc.	1,525,126	123,581

			261,048

	Total common stocks (cost: $14,278,551,000)		16,190,671

Short-term securities 2.86%
Money market investments 2.86%
	Capital Group Central Cash Fund 4.29% (b)(c)	4,771,068	477,107

	Total short-term securities (cost: $477,059,000)		477,107

	Total investment securities 99.94% (cost: $14,755,610,000)		16,667,778
	Other assets less liabilities 0.06%		9,267

	Net assets 100.00%		$16,677,045

Investments in affiliates(c)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 2.86%

Money market investments 2.86%

Capital Group Central Cash Fund 4.29% (b)	$226,589	$3,814,075	$3,563,598	$42	$(1)	$477,107	$19,999

(a)Security	did not produce income during the last 12 months.
(b)Rate	represents the seven-day yield at 5/31/2025.
(c)Part	of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	11

Capital Group Global Equity ETF

Investment portfolio May 31, 2025

Common stocks 97.20%		Shares	Value (000)
Industrials	Safran SA	32,283	$9,582
20.37%	General Electric Co.	30,861	7,589
	GE Vernova, Inc.	15,071	7,128
	Rolls-Royce Holdings PLC	600,450	7,008
	HEICO Corp.	12,766	3,825
	Airbus SE, non-registered shares	20,226	3,722
	Ingersoll-Rand, Inc.	43,948	3,588
	Epiroc AB, Class A	156,949	3,512
	Northrop Grumman Corp.	7,215	3,498
	ABB, Ltd.	57,190	3,234
	AMETEK, Inc.	17,008	3,040
	DSV A/S	12,293	2,896
	Armstrong World Industries, Inc.	18,461	2,873
	Rheinmetall AG, non-registered shares	1,125	2,408
	SMC Corp.	5,800	2,183
	FedEx Corp.	9,891	2,157
	Axon Enterprise, Inc. (a)	2,652	1,990
	ITOCHU Corp.	36,300	1,952
	RTX Corp.	13,847	1,890
	Ryanair Holdings PLC (ADR)	32,265	1,794
	Honeywell International, Inc.	7,808	1,770
	CSX Corp.	55,752	1,761
	RELX PLC	31,251	1,682

			81,082

Information	Broadcom, Inc.	57,451	13,907
technology	Microsoft Corp.	26,256	12,087
18.52%	Apple, Inc.	40,418	8,118
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	39,897	7,713
	SAP SE	24,759	7,475
	ASML Holding NV	8,067	5,989
	Fujitsu, Ltd.	187,400	4,321
	TDK Corp.	235,500	2,618
	Keyence Corp.	5,600	2,364
	KLA Corp.	2,872	2,174
	ServiceNow, Inc. (a)	2,078	2,101
	Salesforce, Inc.	7,328	1,945
	Accenture PLC, Class A	5,617	1,780
	NVIDIA Corp.	8,263	1,117

			73,709

Financials	JPMorgan Chase & Co.	31,249	8,250
16.97%	Visa, Inc., Class A	13,844	5,056
	Mastercard, Inc., Class A	8,469	4,959
	London Stock Exchange Group PLC	31,922	4,849
	DBS Group Holdings, Ltd.	132,300	4,587
	Deutsche Bank AG	150,452	4,161
	Marsh & McLennan Cos., Inc.	16,689	3,900
	S&P Global, Inc.	6,361	3,262
	AIA Group, Ltd.	381,600	3,195
	Hong Kong Exchanges and Clearing, Ltd.	62,900	3,175
	UniCredit SpA	44,699	2,871
	NatWest Group PLC	357,596	2,528
	Skandinaviska Enskilda Banken AB, Class A	151,227	2,523
	Aon PLC, Class A	6,707	2,495
	Standard Chartered PLC	150,799	2,353
	Arthur J. Gallagher & Co.	6,741	2,342
	Partners Group Holding AG	1,421	1,903
	Munchener Ruckversicherungs-Gesellschaft AG	2,736	1,775
	CME Group, Inc., Class A	5,995	1,733

12	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Arch Capital Group, Ltd.	17,163	$1,631

(continued)			67,548

Health care	AstraZeneca PLC	47,135	6,808
8.89%	EssilorLuxottica SA	20,878	5,801
	Abbott Laboratories	38,599	5,156
	Novo Nordisk AS, Class B	57,013	3,937
	Danaher Corp.	13,417	2,548
	Regeneron Pharmaceuticals, Inc.	4,613	2,262
	Amgen, Inc.	7,441	2,144
	AbbVie, Inc.	10,506	1,955
	Bristol-Myers Squibb Co.	35,118	1,695
	BeOne Medicines, Ltd. (ADR) (a)	6,328	1,554
	Eli Lilly and Co.	2,047	1,510

			35,370

Consumer	Hilton Worldwide Holdings, Inc.	20,195	5,017
discretionary	Royal Caribbean Cruises, Ltd.	16,652	4,279
8.05%	Amazon.com, Inc. (a)	20,754	4,255
	Industria de Diseno Textil, SA	76,707	4,156
	Amadeus IT Group SA, Class A, non-registered shares	41,893	3,491
	MercadoLibre, Inc. (a)	1,081	2,771
	LVMH Moet Hennessy-Louis Vuitton SE	4,565	2,479
	Sony Group Corp.	76,100	2,015
	Hermes International	716	1,974
	Tractor Supply Co.	33,332	1,613

			32,050

Communication	Alphabet, Inc., Class A	57,841	9,934
services	Meta Platforms, Inc., Class A	7,898	5,114
7.15%	Nintendo Co., Ltd.	37,000	3,043
	Koninklijke KPN NV	571,359	2,684
	Electronic Arts, Inc.	17,435	2,507
	Comcast Corp., Class A	53,168	1,838
	Netflix, Inc. (a)	1,404	1,695
	America Movil, SAB de CV, Class B (ADR)	96,233	1,626

			28,441

Consumer	Philip Morris International, Inc.	32,897	5,941
staples	L’Oreal SA, non-registered shares	6,876	2,908
6.95%	Anheuser-Busch InBev SA/NV	38,943	2,743
	Danone SA	29,414	2,513
	Nestle SA	21,209	2,260
	Costco Wholesale Corp.	2,119	2,204
	Keurig Dr Pepper, Inc.	52,496	1,768
	Imperial Brands PLC	46,023	1,742
	Hershey Co.	9,524	1,530
	Carlsberg A/S, Class B	9,977	1,426
	Constellation Brands, Inc., Class A	7,454	1,329
	General Mills, Inc.	23,793	1,291

			27,655

Materials	Air Liquide SA	15,956	3,305
3.90%	Shin-Etsu Chemical Co., Ltd.	101,500	3,274
	Givaudan SA	530	2,658
	Sika AG	8,483	2,265
	Freeport-McMoRan, Inc.	52,534	2,021

Capital Group Equity Exchange-Traded Funds	13

Capital Group Global Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Materials (continued)	Linde PLC	4,287	$2,004

			15,527

Utilities	Engie SA	205,587	4,432
3.24%	Constellation Energy Corp.	11,595	3,550
	CenterPoint Energy, Inc.	69,601	2,592
	Atmos Energy Corp.	15,020	2,323

			12,897

Energy	TotalEnergies SE	87,624	5,140
2.70%	TC Energy Corp. (CAD denominated)	57,464	2,912
	BP PLC	558,879	2,709

			10,761

Real estate	Equinix, Inc. REIT	2,065	1,836

0.46%	Total common stocks (cost: $356,899,000)		386,876

Short-term securities 2.91%
Money market investments 0.27%
Capital Group Central Cash Fund 4.29% (b)(c)		10,941	1,094

	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 1.51%
DNB Bank ASA 6/6/2025 (d)	3.096%	USD3,000	2,997
DBS Bank, Ltd. 6/3/2025 (d)	3.661	1,000	999
National Bank of Canada 6/9/2025 (d)	3.076	1,000	999
Nestle Finance International, Ltd. 6/18/2025 (d)	4.221	1,000	998

			5,993

Bonds & notes of governments & government agencies outside the U.S. 1.13%
Ontario (Province of) 6/18/2025	4.270	4,500	4,490

Total short-term securities (cost: $11,580,000)			11,577

Total investment securities 100.11% (cost: $368,479,000)			398,453
Other assets less liabilities (0.11)%			(447)

Net assets 100.00%			$398,006

14	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETF (continued)

Investments in affiliates(c)

	Value at 6/25/2024(e) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 0.27%

Money market investments 0.27%

Capital Group Central Cash Fund 4.29% (b)	$–	$31,768	$30,673	$(1)	$–(f)	$1,094	$158

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 5/31/2025.
(c)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
(d)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,993,000, which represented 1.51% of the net assets of the fund.

(e)Commencement	of operations.
(f)Amount	less than one thousand.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	15

Capital Group Global Growth Equity ETF

Investment portfolio May 31, 2025

Common stocks 97.08%		Shares	Value (000)
Information	Microsoft Corp.	772,814	$355,773
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,679,583	324,697
28.47%	NVIDIA Corp.	1,756,729	237,387
	Broadcom, Inc.	684,083	165,596
	ASML Holding NV	209,049	155,213
	SAP SE	233,119	70,382
	Synopsys, Inc. (a)	145,594	67,553
	Shopify, Inc., Class A, subordinate voting shares (a)	530,166	56,844
	NEC Corp.	2,029,200	53,376
	Cloudflare, Inc., Class A (a)	243,380	40,374
	Capgemini SE	219,973	36,528
	Apple, Inc.	180,453	36,244
	Keyence Corp.	69,000	29,126
	EPAM Systems, Inc. (a)	151,887	26,503

			1,655,596

Industrials	Safran SA	505,435	150,016
15.16%	Comfort Systems USA, Inc.	209,268	100,078
	TransDigm Group, Inc.	42,514	62,429
	Ryanair Holdings PLC (ADR)	1,024,899	56,984
	Copart, Inc. (a)	989,845	50,957
	BAE Systems PLC	1,944,482	49,817
	Airbus SE, non-registered shares	268,933	49,493
	Ingersoll-Rand, Inc.	562,569	45,928
	ASSA ABLOY AB, Class B	1,354,861	42,948
	Schneider Electric SE	156,181	39,253
	ITOCHU Corp.	729,500	39,239
	Siemens AG	161,981	38,955
	Saab AB, Class B	690,378	34,894
	Hitachi, Ltd.	1,155,000	32,476
	Carrier Global Corp.	391,922	27,905
	Boeing Co. (The) (a)	121,811	25,254
	GT Capital Holdings, Inc.	2,347,200	22,885
	Alliance Global Group, Inc.	79,922,900	11,947

			881,458

Financials 14.96%	3i Group PLC	2,288,266	125,544
	Visa, Inc., Class A	241,451	88,175
	AXA SA	1,695,586	79,917
	Aon PLC, Class A	207,430	77,181
	Fiserv, Inc. (a)	448,220	72,966
	Banco Bilbao Vizcaya Argentaria, SA	4,859,395	72,887
	Citigroup, Inc.	932,048	70,202
	Societe Generale	1,254,085	68,136
	Prudential PLC	5,625,652	64,033
	Brookfield Corp., Class A	1,079,811	62,327
	Tradeweb Markets, Inc., Class A	338,439	48,888
	Blackstone, Inc.	285,091	39,559

			869,815

Consumer	Prosus NV, Class N	1,714,237	87,979
discretionary	Amazon.com, Inc. (a)	415,726	85,228
14.47%	Booking Holdings, Inc.	13,914	76,790
	Chipotle Mexican Grill, Inc. (a)	1,530,423	76,644
	Renault SA	1,274,708	65,681
	MercadoLibre, Inc. (a)	25,548	65,487
	LVMH Moet Hennessy-Louis Vuitton SE	111,243	60,408
	Compagnie Financiere Richemont SA, Class A	280,206	52,722
	Trip.com Group, Ltd. (ADR)	819,635	51,350
	InterContinental Hotels Group PLC	388,807	44,497
	MGM China Holdings, Ltd.	30,606,988	43,484

16	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Starbucks Corp.	443,072	$37,196
discretionary	Sanrio Co., Ltd.	804,900	35,475
(continued)	Home Depot, Inc.	81,897	30,162
	Flutter Entertainment PLC (a)	111,208	28,102

			841,205

Health care	Eli Lilly and Co.	152,275	112,329
9.72%	Vertex Pharmaceuticals, Inc. (a)	187,256	82,776
	Novo Nordisk AS, Class B	862,616	59,563
	Argenx SE (ADR) (a)	79,493	45,570
	Sanofi	434,596	43,188
	Thermo Fisher Scientific, Inc.	100,581	40,516
	Regeneron Pharmaceuticals, Inc.	70,900	34,761
	Pfizer, Inc.	1,367,302	32,118
	Cigna Group (The)	96,940	30,695
	Alnylam Pharmaceuticals, Inc. (a)	100,720	30,675
	Centene Corp. (a)	510,645	28,821
	UnitedHealth Group, Inc.	80,491	24,301

			565,313

Communication	Alphabet, Inc., Class A	746,654	128,230
services	Meta Platforms, Inc., Class A	186,009	120,439
5.86%	Publicis Groupe SA	355,230	38,673
	Spotify Technology SA (a)	43,342	28,828
	Bharti Airtel, Ltd.	1,126,679	24,439

			340,609

Consumer	British American Tobacco PLC	931,833	41,859
staples	Philip Morris International, Inc.	219,859	39,704
4.27%	Monster Beverage Corp. (a)	608,238	38,897
	Nestle SA	352,604	37,574
	Costco Wholesale Corp.	34,369	35,750
	Dollar General Corp.	283,652	27,585
	Carrefour SA, non-registered shares (b)	1,814,736	27,127

			248,496

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	2,396,868	72,779
2.42%	Reliance Industries, Ltd.	2,059,749	34,200
	Schlumberger NV	1,026,082	33,912

			140,891

Materials	Linde PLC	178,599	83,509
1.75%	First Quantum Minerals, Ltd. (a)	1,221,888	18,101

			101,610

	Total common stocks (cost: $4,792,310,000)		5,644,993

Preferred securities 0.98%
Information technology 0.98%	Samsung Electronics Co., Ltd., nonvoting preferred shares	1,703,313	56,913

	Total preferred securities (cost: $69,601,000)		56,913

Capital Group Equity Exchange-Traded Funds	17

Capital Group Global Growth Equity ETF (continued)

Short-term securities 2.13%	Shares	Value (000)
Money market investments 0.01%
Capital Group Central Cash Fund 4.29%(c)(d)	7,142	$714

Money market investments purchased with collateral from securities on loan 0.13%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.24% (c)(e)		7,936,814	$7,937

	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 1.13%
DNB Bank ASA 6/6/2025 (f)	3.096%	USD41,600	41,565
Mizuho Bank, Ltd. 6/6/2025 (f)	3.915	9,000	8,993
Nestle Finance International, Ltd. 6/18/2025 (f)	4.221	15,000	14,966

			65,524

Bonds & notes of governments & government agencies outside the U.S. 0.86%
Ontario (Province of) 6/18/2025	4.270	50,000	49,886

Total short-term securities (cost: $124,085,000)			124,061

Total investment securities 100.19% (cost: $4,985,996,000)			5,825,967
Other assets less liabilities (0.19)%			(11,021)

Net assets 100.00%			$5,814,946

Investments in affiliates(d)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 0.01%

Money market investments 0.01%

Capital Group Central Cash Fund 4.29% (c)	$64,195	$946,342	$1,009,816	$6	$(13)	$714	$4,377

(a)	Security did not produce income during the last 12 months.
(b)

All or a portion of this security was on loan. The total value of all such securities was $8,325,000, which represented 0.14% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)	Rate represents the seven-day yield at 5/31/2025.
(d)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $65,524,000, which represented 1.13% of the net assets of the fund.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

18	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETF

Investment portfolio May 31, 2025

Common stocks 96.57%		Shares	Value (000)
Information	Microsoft Corp.	1,319,964	$607,659
technology	NVIDIA Corp.	4,260,239	575,686
25.71%	Broadcom, Inc.	2,088,942	505,670
	Shopify, Inc., Class A, subordinate voting shares (a)	1,907,989	204,575
	Cloudflare, Inc., Class A (a)	1,226,281	203,428
	MicroStrategy, Inc., Class A (a)	386,508	142,645
	Apple, Inc.	654,728	131,502
	Micron Technology, Inc.	1,344,582	127,009
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	633,992	122,563
	Salesforce, Inc.	374,092	99,273
	Adobe, Inc. (a)	200,576	83,257
	Constellation Software, Inc.	18,585	67,384
	Synopsys, Inc. (a)	135,876	63,044
	Motorola Solutions, Inc.	147,769	61,380
	SK hynix, Inc.	292,498	43,354
	Unity Software, Inc. (a)	1,572,806	41,019
	ASML Holding NV (ADR)	47,046	34,662
	AppLovin Corp., Class A (a)	70,792	27,821

			3,141,931

Communication	Meta Platforms, Inc., Class A	1,651,476	1,069,314
services	Netflix, Inc. (a)	447,641	540,406
18.82%	Alphabet, Inc., Class C	1,798,980	310,954
	Alphabet, Inc., Class A	1,278,208	219,519
	Charter Communications, Inc., Class A (a)	240,064	95,130
	Snap, Inc., Class A, nonvoting shares (a)	7,871,513	64,940

			2,300,263

Consumer	Tesla, Inc. (a)	1,922,399	666,034
discretionary	Amazon.com, Inc. (a)	1,557,320	319,266
14.59%	Royal Caribbean Cruises, Ltd.	639,422	164,312
	DoorDash, Inc., Class A (a)	489,713	102,179
	Hermes International	24,804	68,382
	Home Depot, Inc.	147,086	54,170
	Airbnb, Inc., Class A (a)	413,827	53,384
	NIKE, Inc., Class B	864,947	52,407
	Tractor Supply Co.	1,072,814	51,924
	Aramark	1,248,208	50,552
	Chipotle Mexican Grill, Inc. (a)	802,319	40,180
	Amadeus IT Group SA, Class A, non-registered shares	480,123	40,004
	Norwegian Cruise Line Holdings, Ltd. (a)	1,950,807	34,432
	Booking Holdings, Inc.	5,898	32,551
	D.R. Horton, Inc.	266,788	31,497
	Starbucks Corp.	265,925	22,324

			1,783,598

Health care	Intuitive Surgical, Inc. (a)	531,887	293,782
11.88%	Eli Lilly and Co.	253,389	186,917
	Vertex Pharmaceuticals, Inc. (a)	381,956	168,844
	Alnylam Pharmaceuticals, Inc. (a)	456,398	139,001
	UnitedHealth Group, Inc.	323,721	97,735
	Boston Scientific Corp. (a)	870,343	91,612
	HCA Healthcare, Inc.	195,468	74,550
	Regeneron Pharmaceuticals, Inc.	143,698	70,452
	Thermo Fisher Scientific, Inc.	159,570	64,278
	Abbott Laboratories	292,893	39,125
	Bristol-Myers Squibb Co.	769,619	37,157
	Illumina, Inc. (a)	438,585	36,069
	Danaher Corp.	173,685	32,983
	Mettler-Toledo International, Inc. (a)	27,234	31,469
	Hims & Hers Health, Inc., Class A (a)	550,430	31,132

Capital Group Equity Exchange-Traded Funds	19

Capital Group Growth ETF (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Guardant Health, Inc. (a)	565,113	$22,955
(continued)	Ascendis Pharma AS (ADR) (a)	137,278	22,354
	NovoCure, Ltd. (a)	601,399	11,493

			1,451,908

Industrials	General Electric Co.	638,848	157,099
10.47%	TransDigm Group, Inc.	89,373	131,238
	Quanta Services, Inc.	277,347	95,008
	Uber Technologies, Inc. (a)	1,025,171	86,278
	GE Vernova, Inc.	168,774	79,827
	Ingersoll-Rand, Inc.	910,551	74,337
	Axon Enterprise, Inc. (a)	99,045	74,320
	Carrier Global Corp.	929,653	66,191
	Equifax, Inc.	241,688	63,852
	ATI, Inc. (a)	770,644	61,374
	Dayforce, Inc. (a)	991,558	58,581
	United Airlines Holdings, Inc. (a)	676,546	53,748
	United Rentals, Inc.	66,249	46,930
	Boeing Co. (The) (a)	221,475	45,916
	Airbus SE, non-registered shares	244,578	45,011
	Ryanair Holdings PLC (ADR)	743,272	41,326
	FTAI Aviation, Ltd.	325,936	38,183
	Old Dominion Freight Line, Inc.	196,249	31,433
	Northrop Grumman Corp.	61,243	29,689

			1,280,341

Financials	Visa, Inc., Class A	899,994	328,669
8.32%	Bank of America Corp.	2,686,364	118,549
	Mastercard, Inc., Class A	189,966	111,244
	KKR & Co., Inc.	823,831	100,063
	Fiserv, Inc. (a)	586,415	95,462
	Toast, Inc., Class A (a)	2,011,070	84,827
	Apollo Asset Management, Inc.	461,584	60,324
	Affirm Holdings, Inc., Class A (a)	984,584	51,100
	Blackstone, Inc.	257,939	35,792
	Progressive Corp.	110,616	31,518

			1,017,548

Energy	EOG Resources, Inc.	662,286	71,904
2.17%	Schlumberger NV	1,866,407	61,685
	Halliburton Co.	2,620,322	51,332
	Canadian Natural Resources, Ltd. (CAD denominated)	1,677,887	50,947
	Cenovus Energy, Inc.	2,216,688	29,204

			265,072

Consumer	Performance Food Group Co. (a)	1,078,357	96,578
staples	Costco Wholesale Corp.	82,864	86,193

1.50%			182,771

Materials	Wheaton Precious Metals Corp.	1,209,451	104,920
1.36%	Grupo Mexico, SAB de CV, Series B	7,016,393	38,468
	Albemarle Corp.	408,477	22,777

			166,165

Utilities	Constellation Energy Corp.	251,434	76,977
0.96%	PG&E Corp.	2,425,366	40,940

			117,917

20	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETF (continued)

Common stocks (continued)		Shares		Value (000)
Real estate	CoStar Group, Inc. (a)	811,207		$59,672
0.79%	Zillow Group, Inc., Class C, nonvoting shares (a)	546,25	2	36,659

				96,331

	Total common stocks (cost: $9,643,131,000)			11,803,845

Rights & warrants 0.00%
Information technology	Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	4,185		— (c)

0.00%

Short-term securities 3.44%
Money market investments 3.44%
	Capital Group Central Cash Fund 4.29% (d)(e)	4,199,924		419,993

	Total short-term securities (cost: $419,964,000)			419,993

	Total investment securities 100.01% (cost: $10,063,095,000)			12,223,838
	Other assets less liabilities (0.01)%			(1,139)

	Net assets 100.00%			$12,222,699

Investments in affiliates(e)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 3.44%

Money market investments 3.44%

Capital Group Central Cash Fund 4.29%(d)	$114,011	$1,512,595	$1,206,589	$(3	4)	$10	$419,993	$5,2770

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 5/31/2025.
(e)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	21

Capital Group International Core Equity ETF

Investment portfolio May 31, 2025

Common stocks 97.42%		Shares	Value (000)
Financials	UniCredit SpA	53,601	$3,442
23.95%	AXA SA	68,233	3,216
	Zurich Insurance Group AG	4,138	2,902
	Societe Generale	53,368	2,900
	DBS Group Holdings, Ltd.	75,900	2,632
	Deutsche Bank AG	89,160	2,466
	HSBC Holdings PLC	170,413	2,005
	Skandinaviska Enskilda Banken AB, Class A	118,189	1,972
	CaixaBank, SA, non-registered shares	220,153	1,872
	KB Financial Group, Inc.	24,442	1,848
	Bank Hapoalim BM	104,525	1,752
	Banco Bilbao Vizcaya Argentaria, SA	110,483	1,657
	HDFC Bank, Ltd. (a)	71,355	1,622
	Euronext NV	9,710	1,581
	NatWest Group PLC	214,998	1,520
	Prudential PLC	128,833	1,466
	Hana Financial Group, Inc.	27,045	1,425
	PICC Property and Casualty Co., Ltd., Class H	738,000	1,406
	Banco Santander, SA	156,135	1,246
	Kotak Mahindra Bank, Ltd.	50,287	1,219
	Resona Holdings, Inc.	136,300	1,212
	London Stock Exchange Group PLC	7,936	1,206
	3i Group PLC	19,527	1,071
	Edenred SA	31,228	975
	Ping An Insurance (Group) Company of China, Ltd., Class H	164,000	965
	Aon PLC, Class A	2,593	965
	Tryg A/S	33,621	864
	Tokio Marine Holdings, Inc.	19,900	845
	AIA Group, Ltd.	98,400	824
	Hiscox, Ltd.	47,137	801
	CVC Capital Partners PLC	42,001	781
	Mizuho Financial Group, Inc.	27,200	756
	Hong Kong Exchanges and Clearing, Ltd.	14,000	707
	ICICI Bank, Ltd. (ADR)	19,456	666
	Pluxee NV	25,068	564
	Grupo Financiero Banorte, SAB de CV, Series O	50,917	450
	Discovery, Ltd.	2,314	28

			53,829

Industrials	BAE Systems PLC	237,278	6,079
16.72%	Ryanair Holdings PLC (ADR)	51,973	2,890
	Airbus SE, non-registered shares	14,948	2,751
	Rheinmetall AG, non-registered shares	1,020	2,183
	Siemens AG	7,995	1,923
	ITOCHU Corp.	33,500	1,802
	ABB, Ltd.	31,859	1,802
	Safran SA	5,842	1,734
	Hitachi, Ltd.	60,900	1,712
	Motiva Infraestrutura de Mobilidade SA	573,565	1,352
	Diploma PLC	19,315	1,219
	Epiroc AB, Class A	53,946	1,207
	Canadian National Railway Co. (CAD denominated)	10,716	1,126
	SMC Corp.	2,900	1,091
	RELX PLC	18,596	1,001
	Volvo AB, Class B	31,868	884
	ASSA ABLOY AB, Class B	27,471	871
	Copa Holdings, SA, Class A	7,533	812
	DSV A/S	3,204	755
	Deutsche Post AG	16,283	728
	Mitsui & Co., Ltd.	32,400	682
	SPIE SA	11,557	587
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	23,691	545
	Deutsche Lufthansa AG	59,506	476

22	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Wizz Air Holdings PLC (a)	19,734	$424
(continued)	TFI International, Inc.	3,787	327
	Daikin Industries, Ltd.	2,700	311
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	30,900	292

			37,566

Information	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	40,995	7,925
technology	ASML Holding NV	5,094	3,782
10.40%	MediaTek, Inc.	54,000	2,270
	Samsung Electronics Co., Ltd.	45,948	1,872
	Broadcom, Inc.	5,740	1,389
	SAP SE	4,376	1,321
	Sage Group PLC (The)	69,685	1,145
	NEC Corp.	39,900	1,050
	Fujitsu, Ltd.	32,300	745
	Capgemini SE	4,001	664
	ASM International NV	1,156	630
	SK hynix, Inc.	3,969	588

			23,381

Consumer	British American Tobacco PLC	87,901	3,949
staples	Philip Morris International, Inc.	18,544	3,349
9.66%	Nestle SA	30,280	3,227
	Imperial Brands PLC	57,126	2,163
	Carlsberg A/S, Class B	11,280	1,612
	Pernod Ricard SA	12,382	1,280
	Arca Continental, SAB de CV	110,283	1,213
	L’Oreal SA, non-registered shares	2,578	1,090
	KT&G Corp.	11,771	1,025
	Carrefour SA, non-registered shares	63,742	953
	Anheuser-Busch InBev SA/NV	12,043	848
	Tsingtao Brewery Co., Ltd., Class H	84,000	583
	Ocado Group PLC (a)	118,655	421

			21,713

Consumer	Industria de Diseno Textil, SA	58,705	3,181
discretionary	Renault SA	42,513	2,191
9.18%	Trip.com Group, Ltd. (ADR)	31,203	1,955
	LVMH Moet Hennessy-Louis Vuitton SE	3,158	1,715
	Prosus NV, Class N	33,004	1,694
	MGM China Holdings, Ltd.	879,200	1,249
	Midea Group Co., Ltd., Class A (a)	93,100	1,023
	Amadeus IT Group SA, Class A, non-registered shares	11,342	945
	B&M European Value Retail SA	163,655	754
	Wynn Macau, Ltd.	1,087,200	732
	Restaurant Brands International, Inc. (CAD denominated)	9,779	698
	Suzuki Motor Corp.	54,000	695
	Evolution AB	9,538	655
	Entain PLC	61,051	617
	Paltac Corp.	19,900	579
	Hyundai Motor Co.	3,814	512
	InterContinental Hotels Group PLC	3,787	433
	Meituan, Class B (a)	20,700	364
	H World Group, Ltd. (ADR)	9,392	331
	Nitori Holdings Co., Ltd.	3,000	300

			20,623

Communication	Koninklijke KPN NV	672,067	3,158
services	Publicis Groupe SA	20,284	2,208
7.57%	Tencent Holdings, Ltd.	29,800	1,893

Capital Group Equity Exchange-Traded Funds	23

Capital Group International Core Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Communication	Singapore Telecommunications, Ltd.	625,200	$1,847
services	Deutsche Telekom AG	35,817	1,354
(continued)	Bharti Airtel, Ltd.	54,973	1,193
	America Movil, SAB de CV, Class B (ADR)	53,734	908
	Indus Towers, Ltd. (a)	193,676	870
	BT Group PLC	356,964	863
	MTN Group, Ltd.	122,614	852
	KANZHUN, Ltd., Class A (ADR) (a)	49,549	840
	HYBE Co., Ltd.	2,765	533
	NetEase, Inc.	20,200	491

			17,010

Health care	AstraZeneca PLC	26,681	3,854
6.14%	Sanofi	35,976	3,575
	EssilorLuxottica SA	9,127	2,536
	Novo Nordisk AS, Class B	29,410	2,031
	Chugai Pharmaceutical Co., Ltd.	13,500	711
	Bayer AG	21,448	602
	Grifols, SA, Class B (ADR) (a)	58,517	486

			13,795

Materials	Barrick Mining Corp.	93,347	1,789
5.36%	Linde PLC	3,513	1,643
	Glencore PLC (a)	346,827	1,324
	BASF SE	22,433	1,080
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	8,679	1,023
	Air Liquide SA	4,360	903
	Holcim, Ltd.	7,315	809
	Rio Tinto PLC	13,310	790
	Shin-Etsu Chemical Co., Ltd.	24,100	777
	Vale SA (ADR), ordinary nominative shares	80,436	734
	Nutrien, Ltd.	11,662	689
	Anhui Conch Cement Co., Ltd., Class H	184,500	481

			12,042

Energy	TotalEnergies SE	76,381	4,480
4.64%	Canadian Natural Resources, Ltd. (CAD denominated)	48,798	1,482
	Cameco Corp.	22,456	1,315
	Shell PLC	38,709	1,277
	BP PLC	192,605	934
	TC Energy Corp. (CAD denominated)	11,970	607
	Schlumberger NV	9,871	326

			10,421

Utilities	Engie SA	91,164	1,965
2.12%	Brookfield Infrastructure Partners, LP	29,069	963
	Iberdrola, SA, non-registered shares	50,943	930
	SSE PLC	38,409	911

			4,769

Real estate	Mitsubishi Estate Co., Ltd.	58,000	1,065
1.68%	CK Asset Holdings, Ltd.	207,500	860
	Embassy Office Parks REIT	192,121	856
	Prologis Property Mexico, SA de CV, REIT	148,277	568
	Link REIT	81,200	431

			3,780

	Total common stocks (cost: $202,306,000)		218,929

24	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (continued)

Short-term securities 2.98%	Shares	Value (000)

Money market investments 2.98%
Capital Group Central Cash Fund 4.29% (b)(c)	66,964	$6,696

Total short-term securities (cost: $6,696,000)		6,696

Total investment securities 100.40% (cost: $209,002,000)		225,625
Other assets less liabilities (0.40)%		(899)

Net assets 100.00%		$224,726

Investments in affiliates(c)

	Value at 6/25/2024 (000)	(d)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)		Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 2.98%

Money market investments 2.98%

Capital Group Central Cash Fund 4.29% (b)	$—		$30,073	$23,376	$(1)	$—	(e)	$6,696	$92

(a)Security did not produce income during the last 12 months.

(b)Rate represents the seven-day yield at 5/31/2025.

(c)Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

(d)Commencement of operations.

(e)Amount less than one thousand.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	25

Capital Group International Equity ETF

Investment portfolio May 31, 2025

Common stocks 95.03%		Shares	Value (000)
Industrials	Safran SA	76,512	$22,709
25.06%	Rolls-Royce Holdings PLC	1,583,374	18,479
	ABB, Ltd.	217,564	12,303
	Epiroc AB, Class A	535,161	11,974
	Airbus SE, non-registered shares	64,928	11,949
	DSV A/S	49,238	11,601
	RELX PLC	206,160	11,094
	BAE Systems PLC	403,933	10,349
	Mitsubishi Corp.	475,100	9,690
	Hitachi, Ltd.	323,000	9,082
	ITOCHU Corp.	159,400	8,574
	Canadian National Railway Co.	77,384	8,121
	SMC Corp.	18,500	6,962
	Rheinmetall AG, non-registered shares	2,948	6,310
	MTU Aero Engines AG	15,449	6,148
	Recruit Holdings Co., Ltd.	64,400	3,889

			169,234

Financials	London Stock Exchange Group PLC	114,002	17,318
17.96%	DBS Group Holdings, Ltd.	361,400	12,531
	UniCredit SpA	187,983	12,072
	NatWest Group PLC	1,658,357	11,722
	Hong Kong Exchanges and Clearing, Ltd.	222,100	11,211
	Skandinaviska Enskilda Banken AB, Class A	653,162	10,897
	Deutsche Bank AG	352,529	9,751
	Euronext NV	58,107	9,461
	Munchener Ruckversicherungs-Gesellschaft AG	13,196	8,562
	AIA Group, Ltd.	824,400	6,902
	Resona Holdings, Inc.	685,900	6,099
	Partners Group Holding AG	3,574	4,786

			121,312

Information	SAP SE	75,459	22,782
technology	ASML Holding NV	19,283	14,317
14.71%	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	64,781	12,524
	Keyence Corp.	19,600	8,273
	Nomura Research Institute, Ltd.	211,100	8,183
	Halma PLC	195,648	7,660
	OBIC Co., Ltd.	172,700	6,321
	Tokyo Electron, Ltd.	38,800	6,202
	Capgemini SE	30,078	4,995
	TDK Corp.	420,400	4,675
	Shopify, Inc., Class A, subordinate voting shares (a)	32,248	3,458

			99,390

Health care	AstraZeneca PLC	118,482	17,113
9.91%	EssilorLuxottica SA	48,686	13,527
	Novo Nordisk AS, Class B	178,287	12,311
	Daiichi Sankyo Co., Ltd.	310,100	8,280
	Chugai Pharmaceutical Co., Ltd.	144,600	7,620
	HOYA Corp.	45,000	5,352
	BeOne Medicines, Ltd. (ADR) (a)	11,117	2,730

			66,933

Consumer	L’Oreal SA, non-registered shares	28,616	12,100
staples	Nestle SA	100,846	10,746
8.73%	Imperial Brands PLC	252,573	9,563
	British American Tobacco PLC	167,185	7,510
	Danone SA	85,873	7,336
	Anheuser-Busch InBev SA/NV	99,525	7,011

26	Capital Group Equity Exchange-Traded Funds

Capital Group International Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Carlsberg A/S, Class B	33,128	$4,736

			59,002

Consumer	Amadeus IT Group SA, Class A, non-registered shares	166,227	13,850
discretionary	Industria de Diseno Textil, SA	197,723	10,713
7.79%	MercadoLibre, Inc. (a)	4,029	10,328
	LVMH Moet Hennessy-Louis Vuitton SE	12,395	6,731
	Ferrari NV	11,785	5,639
	Hermes International	1,956	5,392

			52,653

Materials	Sika AG	36,652	9,784
4.93%	Air Liquide SA	43,958	9,104
	Givaudan SA	1,558	7,815
	Shin-Etsu Chemical Co., Ltd.	204,100	6,583

			33,286

Communication	Nintendo Co., Ltd.	83,300	6,851
services	Tencent Holdings, Ltd.	96,500	6,132
2.32%	Spotify Technology SA (a)	4,001	2,661

			15,644

Energy	TotalEnergies SE	164,522	9,651
2.09%	BP PLC	920,213	4,460

			14,111

Utilities	Engie SA	478,529	10,315

1.53%	Total common stocks (cost: $565,002,000)		641,880

Short-term securities 4.73%
Money market investments 4.73%
	Capital Group Central Cash Fund 4.29% (b)(c)	319,212	31,921

	Total short-term securities (cost: $31,919,000)		31,921

	Total investment securities 99.76% (cost: $596,921,000)		673,801
	Other assets less liabilities 0.24%		1,623

	Net assets 100.00%		$675,424

Investments in affiliates(c)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 4.73%

Money market investments 4.73%

Capital Group Central Cash Fund 4.29% (b)	$6,033	$77,118	$51,227	$(4)	$1	$31,921	$536

Capital Group Equity Exchange-Traded Funds	27

Capital Group International Equity ETF (continued)

(a)Security	did not produce income during the last 12 months.
(b)Rate	represents the seven-day yield at 5/31/2025.
(c)Part	of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

Refer to the notes to financial statements.

28	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF

Investment portfolio May 31, 2025

Common stocks 94.80%		Shares	Value (000)
Industrials	Airbus SE, non-registered shares	687,251	$126,477
19.24%	Recruit Holdings Co., Ltd.	1,406,100	84,906
	Rolls-Royce Holdings PLC	5,492,223	64,098
	Siemens AG	250,874	60,332
	MTU Aero Engines AG	135,325	53,856
	Techtronic Industries Co., Ltd.	4,537,000	50,832
	Diploma PLC	705,286	44,530
	Volvo AB, Class B	1,530,146	42,440
	Melrose Industries PLC	6,024,062	37,993
	Schneider Electric SE	108,882	27,366
	Daikin Industries, Ltd.	215,000	24,780
	Safran SA	79,369	23,557
	SMC Corp.	49,700	18,703
	Shenzhen Inovance Technology Co., Ltd., Class A (a)	1,813,331	16,577
	Localiza Rent a Car SA, ordinary nominative shares	1,955,282	14,686
	Ashtead Group PLC	247,241	14,441

			705,574

Financials	Banco Bilbao Vizcaya Argentaria, SA	7,002,716	105,036
15.67%	Standard Chartered PLC	5,733,832	89,461
	Nu Holdings, Ltd., Class A (a)	6,270,958	75,314
	NatWest Group PLC	9,800,551	69,272
	KB Financial Group, Inc.	790,578	59,765
	ING Groep NV	2,745,207	58,227
	3i Group PLC	904,387	49,618
	Mizuho Financial Group, Inc.	1,278,200	35,549
	Ping An Insurance (Group) Company of China, Ltd., Class A	4,393,650	32,532

			574,774

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	4,093,000	132,070
technology	SAP SE	301,406	90,999
11.45%	ASML Holding NV	73,877	54,851
	SK hynix, Inc.	310,962	46,091
	Tokyo Electron, Ltd.	169,500	27,093
	Constellation Software, Inc.	6,840	24,800
	Shopify, Inc., Class A, subordinate voting shares (a)	227,334	24,375
	Keyence Corp.	46,300	19,544

			419,823

Health care	Novo Nordisk AS, Class B	1,502,628	103,754
9.86%	Daiichi Sankyo Co., Ltd.	3,850,300	102,803
	Sanofi	860,715	85,533
	Eurofins Scientific SE, non-registered shares	411,910	27,473
	Zealand Pharma AS (a)	320,792	22,143
	AstraZeneca PLC	137,844	19,910

			361,616

Consumer	adidas AG	249,957	62,297
discretionary	MercadoLibre, Inc. (a)	24,078	61,719
9.31%	Trip.com Group, Ltd.	751,679	47,357
	Flutter Entertainment PLC (a)	151,936	38,394
	Ferrari NV	77,610	37,135
	Maruti Suzuki India, Ltd.	238,100	34,276
	Compagnie Financiere Richemont SA, Class A	177,550	33,407
	Stellantis NV	2,640,009	26,873

			341,458

Capital Group Equity Exchange-Traded Funds	29

Capital Group International Focus Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	British American Tobacco PLC (ADR)	1,418,300	$64,107
staples	Danone SA	666,032	56,900
8.05%	Nestle SA	517,258	55,120
	Ajinomoto Co., Inc.	1,772,000	44,480
	JBS SA	6,251,054	43,848
	Kweichow Moutai Co., Ltd., Class A	79,800	16,879
	Treasury Wine Estates, Ltd.	2,536,759	13,801

			295,135

Communication	Bharti Airtel, Ltd.	3,491,540	75,735
services	Deutsche Telekom AG	1,709,128	64,584
7.74%	Tencent Holdings, Ltd.	872,200	55,417
	Universal Music Group NV	1,311,024	41,919
	Sea, Ltd., Class A (ADR) (a)	186,567	29,920
	Singapore Telecommunications, Ltd.	5,484,400	16,201

			283,776

Materials	First Quantum Minerals, Ltd. (a)	6,678,778	98,939
6.83%	Ivanhoe Mines, Ltd., Class A (a)	5,235,963	40,557
	Rio Tinto PLC	673,970	39,973
	Shin-Etsu Chemical Co., Ltd.	1,128,200	36,388
	Anglo American PLC	1,161,886	34,519

			250,376

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	3,011,467	91,440
5.84%	Reliance Industries, Ltd.	5,505,706	91,417
	Cenovus Energy, Inc.	2,386,401	31,440

			214,297

Utilities	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary
0.81%	nominative shares	746,296	15,316
	Gulf Development PCL (a)	10,562,967	14,480

			29,796

	Total common stocks (cost: $2,998,215,000)		3,476,625

Short-term securities 3.82%
Money market investments 3.82%
	Capital Group Central Cash Fund 4.29% (b)(c)	1,400,813	140,081

	Total short-term securities (cost: $140,071,000)		140,081

	Total investment securities 98.62% (cost: $3,138,286,000)		3,616,706
	Other assets less liabilities 1.38%		50,780

	Net assets 100.00%		$3,667,486

Investments in affiliates(c)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 3.82%

Money market investments 3.82%

Capital Group Central Cash Fund 4.29% (b)	$38,033	$1,008,996	$906,945	$(5)	$2	$140,081	$4,703

30	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF (continued)

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 5/31/2025.
(c)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	31

Capital Group New Geography Equity ETF

Investment portfolio May 31, 2025

Common stocks 96.02%		Shares	Value (000)
Financials	Banco Bilbao Vizcaya Argentaria, SA	473,889	$7,108
21.30%	Mastercard, Inc., Class A	10,353	6,063
	Nu Holdings, Ltd., Class A (a)	475,802	5,714
	Kotak Mahindra Bank, Ltd.	146,302	3,547
	AIA Group, Ltd.	417,400	3,495
	HDFC Bank, Ltd. (a)	149,046	3,387
	Capitec Bank Holdings, Ltd.	16,992	3,257
	UniCredit SpA	49,358	3,170
	XP, Inc., Class A	142,016	2,749
	Eurobank Ergasias Services and Holdings SA	874,700	2,694
	Bank Central Asia Tbk PT	4,589,900	2,649
	PB Fintech, Ltd. (a)	110,249	2,270
	KB Financial Group, Inc.	28,802	2,177
	Bank Mandiri (Persero) Tbk PT	6,461,100	2,102
	National Bank of Greece SA	175,965	2,098
	Hana Financial Group, Inc.	33,398	1,760
	Standard Chartered PLC	108,838	1,698
	Cholamandalam Investment and Finance Co., Ltd.	87,379	1,635
	Shriram Finance, Ltd.	216,694	1,619
	ICICI Bank, Ltd. (ADR)	47,059	1,611
	Visa, Inc., Class A	4,369	1,596
	Bank of the Philippine Islands	637,970	1,590
	Brookfield Corp., Class A	27,384	1,581
	S&P Global, Inc.	3,080	1,580
	Discovery, Ltd.	125,249	1,519
	PICC Property and Casualty Co., Ltd., Class H	770,000	1,467
	Al Rajhi Banking and Investment Corp., non-registered shares	59,158	1,436
	Hong Kong Exchanges and Clearing, Ltd.	27,900	1,408
	B3 SA - Brasil, Bolsa, Balcao	561,830	1,370
	Grupo Financiero Banorte, SAB de CV, Series O	150,056	1,326
	AU Small Finance Bank, Ltd.	148,032	1,199
	Banco BTG Pactual SA, units	167,111	1,156
	Samsung Fire & Marine Insurance Co., Ltd.	3,930	1,152
	China Merchants Bank Co., Ltd., Class H	181,000	1,129
	Bajaj Finance, Ltd.	10,343	1,110
	HSBC Holdings PLC	92,590	1,089
	Abu Dhabi Islamic Bank PJSC	206,289	1,077
	Emirates NBD Bank PJSC	156,525	955
	Woori Financial Group, Inc.	67,306	940
	Canara Bank	695,852	933
	Axis Bank, Ltd.	66,249	923
	BSE, Ltd.	28,839	901
	Aon PLC, Class A	2,374	883
	Banco Santander, SA	108,498	866
	Commercial International Bank—Egypt (CIB) SAE (GDR)	384,743	848
	Bajaj Finserv, Ltd.	27,901	658
	Ping An Insurance (Group) Company of China, Ltd., Class H	108,500	639
	Futu Holdings, Ltd. (ADR)	4,002	408

			92,542

Information	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	143,133	27,671
technology	Microsoft Corp.	23,950	11,026
17.71%	Broadcom, Inc.	30,284	7,331
	SK hynix, Inc.	45,102	6,685
	ASML Holding NV	4,517	3,354
	ASML Holding NV (ADR)	1,012	745
	NVIDIA Corp.	27,321	3,692
	Apple, Inc.	11,561	2,322
	Synopsys, Inc. (a)	4,208	1,952
	Cloudflare, Inc., Class A (a)	11,612	1,926
	SAP SE	5,656	1,708
	Capgemini SE	9,117	1,514
	Keyence Corp.	3,300	1,393

32	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Information	MediaTek, Inc.	24,000	$1,009
technology	Coforge, Ltd.	8,032	803
(continued)	Tokyo Electron, Ltd.	4,800	767
	eMemory Technology, Inc.	9,000	722
	E Ink Holdings, Inc.	99,000	700
	Samsung Electronics Co., Ltd.	17,189	700
	Globant SA (a)	5,117	502
	Advantech Co., Ltd.	38,000	434

			76,956

Consumer	MercadoLibre, Inc. (a)	4,656	11,935
discretionary	Trip.com Group, Ltd. (ADR)	62,175	3,896
12.48%	Trip.com Group, Ltd.	40,400	2,545
	LVMH Moet Hennessy-Louis Vuitton SE	6,968	3,784
	Midea Group Co., Ltd., Class A (a)	342,800	3,766
	BYD Co., Ltd., Class H	40,500	2,029
	BYD Co., Ltd., Class A	30,200	1,478
	Meituan, Class B (a)	149,900	2,638
	Eicher Motors, Ltd.	41,597	2,593
	Galaxy Entertainment Group, Ltd.	494,000	2,104
	H World Group, Ltd. (ADR)	54,867	1,935
	Jumbo SA	55,882	1,816
	TVS Motor Co., Ltd.	52,975	1,721
	Compagnie Financiere Richemont SA, Class A	7,330	1,379
	Alibaba Group Holding, Ltd. (ADR)	11,960	1,362
	Titan Co., Ltd.	31,832	1,322
	adidas AG	4,231	1,055
	Ferrari NV	2,015	964
	Naspers, Ltd., Class N	3,060	879
	Maruti Suzuki India, Ltd.	5,822	838
	Sands China, Ltd.	398,400	783
	YUM! Brands, Inc.	4,734	681
	Shenzhou International Group Holdings, Ltd.	86,900	633
	Amadeus IT Group SA, Class A, non-registered shares	7,135	595
	PDD Holdings, Inc. (ADR) (a)	5,654	546
	Industria de Diseno Textil, SA	9,075	492
	Li Ning Co., Ltd.	234,500	448

			54,217

Industrials	Airbus SE, non-registered shares	34,043	6,265
11.25%	Rolls-Royce Holdings PLC	317,314	3,703
	Safran SA	10,020	2,974
	Rumo SA (a)	872,297	2,870
	Copa Holdings, SA, Class A	21,863	2,356
	General Electric Co.	8,928	2,196
	Shenzhen Inovance Technology Co., Ltd., Class A (a)	237,200	2,168
	Techtronic Industries Co., Ltd.	189,500	2,123
	BAE Systems PLC	73,619	1,886
	Leonardo SpA	29,522	1,818
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	69,473	1,597
	LS Electric Co., Ltd.	8,328	1,524
	International Container Terminal Services, Inc.	197,350	1,450
	Motiva Infraestrutura de Mobilidade SA	577,941	1,362
	Mitsubishi Heavy Industries, Ltd.	57,600	1,342
	Larsen & Toubro, Ltd.	30,629	1,315
	Contemporary Amperex Technology Co., Ltd., Class A	36,000	1,251
	Hitachi, Ltd.	41,700	1,173
	Uber Technologies, Inc. (a)	13,622	1,147
	Localiza Rent a Car SA, ordinary nominative shares	148,107	1,113
	Siemens AG	3,839	923
	Carrier Global Corp.	12,760	909
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	87,500	828

Capital Group Equity Exchange-Traded Funds	33

Capital Group New Geography Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Weichai Power Co., Ltd., Class A	391,700	$819
(continued)	Airports of Thailand PCL, foreign registered shares	716,900	726
	Daikin Industries, Ltd.	6,100	703
	Wizz Air Holdings PLC (a)	32,675	703
	IMCD NV	4,403	597
	DSV A/S	2,425	571
	InPost SA (a)	29,501	485

			48,897

Communication	Tencent Holdings, Ltd.	126,400	8,031
services	Meta Platforms, Inc., Class A	12,338	7,989
10.16%	Bharti Airtel, Ltd.	266,088	5,772
	Alphabet, Inc., Class A	14,778	2,538
	Alphabet, Inc., Class C	9,973	1,724
	NetEase, Inc.	96,100	2,337
	NetEase, Inc. (ADR)	11,212	1,365
	KANZHUN, Ltd., Class A (ADR) (a)	175,695	2,980
	Netflix, Inc. (a)	1,669	2,015
	Tencent Music Entertainment Group, Class A (ADR)	102,768	1,730
	MTN Group, Ltd.	248,168	1,725
	America Movil, SAB de CV, Class B (ADR)	91,000	1,538
	KT Corp. (ADR)	64,591	1,215
	True Corp. PCL, foreign registered shares (a)	1,278,500	487
	True Corp. PCL, nonvoting depository receipts (a)	1,116,000	425
	Telkom Indonesia (Persero) Tbk PT, Class B (a)	4,698,800	813
	Indus Towers, Ltd. (a)	165,611	743
	TIM SA	212,383	724

			44,151

Health care	Novo Nordisk AS, Class B	82,709	5,711
6.49%	Max Healthcare Institute, Ltd.	386,266	5,079
	Eli Lilly and Co.	5,501	4,058
	Thermo Fisher Scientific, Inc.	5,516	2,222
	Laurus Labs, Ltd.	263,221	1,875
	Abbott Laboratories	12,585	1,681
	AstraZeneca PLC	9,676	1,397
	Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	157,800	1,200
	Innovent Biologics, Inc. (a)	144,000	1,138
	BeOne Medicines, Ltd. (ADR) (a)	4,474	1,099
	Zai Lab, Ltd. (ADR) (a)	27,465	828
	EssilorLuxottica SA	2,824	785
	Danaher Corp.	3,375	641
	Mankind Pharma, Ltd. (a)	17,183	495

			28,209

Consumer	Kweichow Moutai Co., Ltd., Class A	21,000	4,442
staples	Nestle SA	31,757	3,384
6.32%	ITC, Ltd.	541,160	2,644
	Ajinomoto Co., Inc.	78,700	1,975
	Arca Continental, SAB de CV	172,050	1,892
	Dino Polska SA, non-registered shares (a)	12,174	1,788
	JBS SA	188,863	1,325
	Shoprite Holdings, Ltd.	79,309	1,288
	Anheuser-Busch InBev SA/NV	17,447	1,229
	Carlsberg A/S, Class B	8,248	1,179
	Varun Beverages, Ltd.	193,332	1,075
	Monster Beverage Corp. (a)	15,648	1,001
	Constellation Brands, Inc., Class A	5,374	958
	British American Tobacco PLC	20,222	908
	KT&G Corp.	9,551	832
	Tsingtao Brewery Co., Ltd., Class H	110,000	764

34	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	United Spirits, Ltd.	42,614	$757

(continued)			27,441

Materials	Linde PLC	5,872	2,746
4.74%	Freeport-McMoRan, Inc.	62,528	2,406
	Vale SA (ADR), ordinary nominative shares	234,233	2,139
	First Quantum Minerals, Ltd. (a)	133,481	1,977
	APL Apollo Tubes, Ltd.	76,593	1,622
	Barrick Mining Corp.	84,170	1,613
	Amcor PLC (CDI)	140,434	1,295
	Sika AG	4,184	1,117
	Grupo Mexico, SAB de CV, Series B	197,574	1,083
	Glencore PLC (a)	233,908	893
	BASF SE	15,955	768
	Anhui Conch Cement Co., Ltd., Class H	287,000	749
	Nutrien, Ltd.	11,956	706
	Southern Copper Corp.	7,500	682
	Fresnillo PLC	28,337	444
	Loma Negra Compania Industrial Argentina SA (ADR) (a)	28,999	367

			20,607

Energy	TotalEnergies SE	46,167	2,708
2.44%	Reliance Industries, Ltd.	162,547	2,699
	ADNOC Drilling Co. PJSC	859,328	1,228
	Vista Energy, SAB de CV, Class A (ADR) (a)	19,837	983
	Adnoc Gas PLC	987,246	882
	Cheniere Energy, Inc.	3,314	785
	Galp Energia, SGPS, SA, Class B	48,368	771
	Chevron Corp.	3,989	545

			10,601

Real estate	Macrotech Developers, Ltd.	324,025	5,398
2.01%	China Resources Mixc Lifestyle Services, Ltd.	307,800	1,466
	CK Asset Holdings, Ltd.	187,500	777
	Emaar Properties PJSC	156,372	560
	China Resources Land, Ltd.	165,500	540

			8,741

Utilities	Equatorial Energia SA, ordinary nominative shares	316,951	2,031
1.12%	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary
	nominative shares	75,114	1,542
	Gulf Development PCL (a)	945,604	1,296

			4,869

	Total common stocks (cost: $387,970,000)		417,231

Preferred securities 0.49%
Financials	Itau Unibanco Holding SA (ADR), preferred nominative shares	192,743	1,271

0.29%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	25,831	863

technology
0.20%	Total preferred securities (cost: $1,955,000)		2,134

Capital Group Equity Exchange-Traded Funds	35

Capital Group New Geography Equity ETF (continued)

Short-term securities 3.22%	Shares	Value (000)
Money market investments 3.22%
Capital Group Central Cash Fund 4.29% (b)(c)	139,851	$13,985

Total short-term securities (cost: $13,983,000)		13,985

Total investment securities 99.73% (cost: $403,908,000)		433,350
Other assets less liabilities 0.27%		1,187

Net assets 100.00%		$434,537

Investments in affiliates(c)

	Value at 6/25/2024(d) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 3.22%

Money market investments 3.22%

Capital Group Central Cash Fund 4.29% (b)	$—	$87,102	$73,120	$1	$2	$13,985	$194

(a)Security did not produce income during the last 12 months.

(b)Rate represents the seven-day yield at 5/31/2025.

(c)Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

(d)Commencement of operations.

Key to abbreviation(s)

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

Refer to the notes to financial statements.

36	Capital Group Equity Exchange-Traded Funds

Financial statements

Statements of assets and liabilities at May 31, 2025	(dollars and shares in thousands, except per-share amounts)

	$		$		$		$
	Conservative Equity ETF		Core Equity ETF		Dividend Growers ETF		Dividend Value ETF

Assets:

Investment securities, at value:

Unaffiliated issuers		$356,429		$5,328,949		$2,280,499		$16,190,671

Affiliated issuers		20,709		229,801		44,689		477,107

Cash		72		475		311		50

Cash denominated in currencies other than U.S. dollars		–		1		1		1

Cash collateral received for securities on loan		373		–		–		–

Receivables for:

Sales of investments		–		5,385		–		–

Sales of fund’s shares		–		11,220		10,429		–

Dividends and interest		550		3,545		5,063		15,355

		378,133		5,579,376		2,340,992		16,683,184

Liabilities:

Collateral for securities on loan		3,727		–		–		–

Payables for:

Purchases of investments		–		94,653		10,451		1,681

Investment advisory services		94		1,484		866		4,458

Non-U.S. taxes		–		–		–		–

		3,821		96,137		11,317		6,139

Net assets at May 31, 2025		$374,312		$5,483,239		$2,329,675		$16,677,045

Net assets consist of:

Capital paid in on shares of beneficial interest		$365,685		$5,036,801		$2,163,753		$15,468,556

Total distributable earnings (accumulated loss)		8,627		446,438		165,922		1,208,489

Net assets at May 31, 2025		$374,312		$5,483,239		$2,329,675		$16,677,045

Shares of beneficial interest issued and outstanding

(no stated par value) – unlimited shares authorized

Net assets		$374,312		$5,483,239		$2,329,675		$16,677,045

Shares outstanding		13,524		156,384		71,484		449,344

Net asset value per share		$27.68		$35.06		$32.59		$37.11

Investment securities on loan, at value		$ 3,598		$ –		$ –		$ –

Investment securities, at cost:

Unaffiliated issuers		$342,561		$4,612,178		$2,078,593		$14,278,551

Affiliated issuers		20,707		229,783		44,679		477,059

Cash denominated in currencies other than U.S. dollars, at cost		–		1		1		1

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	37

Financial statements (continued)

Statements of assets and liabilities at May 31, 2025 (continued)	(dollars and shares in thousands, except per-share amounts)

	$			$		$			$
	Global Equity ETF			Global Growth Equity ETF		Growth ETF			International Core Equity ETF

Assets:

Investment securities, at value:

Unaffiliated issuers		$397,359			$5,825,253		$11,803,845			$218,929

Affiliated issuers		1,094			714		419,993			6,696

Cash		51			305		168			53

Cash denominated in currencies other than U.S. dollars		–	*		1		–	*		29

Cash collateral received for securities on loan		–			882		–			–

Receivables for:

Sales of investments		–			20,775		–			1,003

Sales of fund’s shares		–			–		–			–

Dividends and interest		644			9,018		2,900			610

		399,148			5,856,948		12,226,906			227,320

Liabilities:

Collateral for securities on loan		–			8,819		–			–

Payables for:

Purchases of investments		999			28,081		337			2,458

Investment advisory services		143			2,240		3,870			83

Non-U.S. taxes		–			2,862		–			53

		1,142			42,002		4,207			2,594

Net assets at May 31, 2025		$398,006			$5,814,946		$12,222,699			$224,726

Net assets consist of:

Capital paid in on shares of beneficial interest		$371,322			$5,291,890		$10,489,810			$209,569

Total distributable earnings (accumulated loss)		26,684			523,056		1,732,889			15,157

Net assets at May 31, 2025		$398,006			$5,814,946		$12,222,699			$224,726

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Net assets		$398,006			$5,814,946		$12,222,699			$224,726

Shares outstanding		14,204			191,524		320,264			7,964

Net asset value per share		$28.02			$30.36		$38.16			$28.22

Investment securities on loan, at value		$ –			$ 8,325		$ –			$ –

Investment securities, at cost:

Unaffiliated issuers		$367,385			$4,985,284		$ 9,643,131			$202,306

Affiliated issuers		1,094			712		419,964			6,696

Cash denominated in currencies other than U.S. dollars, at cost		–	*		1		–	*		29

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

38	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)

Statements of assets and liabilities at May 31, 2025 (continued)	(dollars and shares in thousands, except per-share amounts)

	$		$		$
	International Equity ETF		International Focus Equity ETF		New Geography Equity ETF

Assets:

Investment securities, at value:

Unaffiliated issuers		$641,880		$3,476,625		$419,365

Affiliated issuers		31,921		140,081		13,985

Cash		51		49		51

Cash denominated in currencies other than U.S. dollars		83		4,629		90

Cash collateral received for securities on loan		–		–		–

Receivables for:

Sales of investments		–		79,750		2,149

Sales of fund’s shares		–		–		6,533

Dividends and interest		1,769		6,951		547

		675,704		3,708,085		442,720

Liabilities:

Collateral for securities on loan		–		–		–

Payables for:

Purchases of investments		–		26,596		7,179

Investment advisory services		280		1,636		192

Non-U.S. taxes		–		12,367		812

		280		40,599		8,183

Net assets at May 31, 2025		$675,424		$3,667,486		$434,537

Net assets consist of:

Capital paid in on shares of beneficial interest		$607,550		$3,463,753		$410,012

Total distributable earnings (accumulated loss)		67,874		203,733		24,525

Net assets at May 31, 2025		$675,424		$3,667,486		$434,537

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Net assets		$675,424		$3,667,486		$434,537

Shares outstanding		20,924		139,004		15,964

Net asset value per share		$32.28		$26.38		$27.22

Investment securities on loan, at value		$ –		$ –		$ –

Investment securities, at cost:

Unaffiliated issuers		$565,002		$2,998,215		$389,925

Affiliated issuers		31,919		140,071		13,983

Cash denominated in currencies other than U.S. dollars, at cost		83		4,633		90

* Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	39

Financial statements (continued)

Statements of operations for the year ended May 31, 2025	(dollars in thousands)

	$			$		$		$
	Conservative Equity ETF[1]			Core Equity ETF		Dividend Growers ETF		Dividend Value ETF

Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers		$ 3,241			$ 56,726		$ 40,520		$ 222,069
Affiliated issuers		273			4,702		2,336		19,999
		3,514			61,428		42,856		242,068
Securities lending income (net of fees)		2			3		5		59

		3,516			61,431		42,861		242,127

Fees and expenses:
Investment advisory services		500			13,497		6,362		39,769
Other		–			3		–		–

Total fees and expenses		500			13,500		6,362		39,769

Net investment income		3,016			47,931		36,499		202,358

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers		(6,401)			(219,143)		(47,438)		(549,295)
Affiliated issuers		–	[3]		(1)		(1)		42
In-kind redemptions		1,802			351,090		58,347		1,203,580
Currency transactions		–	[3]		(87)		29		940

		(4,599)			131,859		10,937		655,267

Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers		13,868			268,845		180,273		720,330
Affiliated issuers		2			6		8		(1)
Currency translations		–			7		43		6

		13,870			268,858		180,324		720,335

Net realized gain (loss) and unrealized appreciation (depreciation)		9,271			400,717		191,261		1,375,602

Net increase (decrease) in net assets resulting from operations		$12,287			$ 448,648		$227,760		$1,577,960

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

40	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)

Statements of operations for the year ended May 31, 2025 (continued)	(dollars in thousands)

	$		$		$		$
	Global Equity ETF[1]		Global Growth Equity ETF		Growth ETF		International Core Equity ETF[1]

Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers		$ 2,904		$ 68,214		$ 51,148		$ 2,824
Affiliated issuers		158		4,377		5,277		92
		3,062		72,591		56,425		2,916
Securities lending income (net of fees)		–		10		10		–

		3,062		72,601		56,435		2,916

Fees and expenses:
Investment advisory services		559		22,013		33,647		364
Other		–		3		3		–

Total fees and expenses		559		22,016		33,650		364

Net investment income		2,503		50,585		22,785		2,552

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers		(5,535)		(200,263)		(220,343)		(3,346)
Affiliated issuers		(1)		6		(34)		(1)
In-kind redemptions		664		148,393		678,128		593
Currency transactions		14		(847)		6		(13)

		(4,858)		(52,711)		457,757		(2,767)

Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers		29,974		280,527		1,072,505		16,570
Affiliated issuers		– [3]		(13)		10		– [3]
Currency translations		5		85		8		3

		29,979		280,599		1,072,523		16,573

Net realized gain (loss) and unrealized appreciation (depreciation)		25,121		227,888		1,530,280		13,806

Net increase (decrease) in net assets resulting from operations		$27,624		$278,473		$1,553,065		$16,358

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	41

Financial statements (continued)

Statements of operations for the year ended May 31, 2025 (continued)	(dollars in thousands)

	$		$		$
	International Equity ETF		International Focus Equity ETF		New Geography Equity ETF[1]

Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers		$ 8,279		$ 61,862		$ 2,694
Affiliated issuers		536		4,703		194
		8,815		66,565		2,888
Securities lending income (net of fees)		–		3		1

		8,815		66,568		2,889

Fees and expenses:
Investment advisory services		1,622		16,787		789
Other		–		3		–

Total fees and expenses		1,622		16,790		789

Net investment income		7,193		49,778		2,100

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers		(13,678)		(137,543)		(5,885)
Affiliated issuers		(4)		(5)		1
In-kind redemptions		4,149		89,083		548
Currency transactions		(17)		178		(43)

		(9,550)		(48,287)		(5,379)

Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers		66,303		90,831		28,628
Affiliated issuers		1		2		2
Currency translations		37		36		1

		66,341		90,869		28,631

Net realized gain (loss) and unrealized appreciation (depreciation)		56,791		42,582		23,252

Net increase (decrease) in net assets resulting from operations		$ 63,984		$ 92,360		$25,352

[1]	For the period June 25, 2024, commencement of operations, through May 31, 2025.
[2]	Additional information related to non-U.S. taxes is included in the notes to financial statements.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

42	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Conservative Equity ETF		Core Equity ETF		Dividend Growers ETF

	Period ended May 31,		Year ended May 31,	Year ended May 31,	Year ended May 31,	Period ended May 31,
	2025*		2025	2024	2025	2024†
Operations:

Net investment income	$ 3,016		$ 47,931	$ 22,535	$ 36,499	$ 4,386

Net realized gain (loss)	(4,599)		131,859	38,564	10,937	(1,379)

Net unrealized appreciation (depreciation)	13,870		268,858	380,344	180,324	21,632

Net increase (decrease) in net assets resulting from operations	12,287		448,648	441,443	227,760	24,639

Distributions paid to shareholders	(1,857)		(42,811)	(19,401)	(23,975)	(1,553)

Net capital share transactions	363,882		2,359,081	1,403,364	1,768,682	334,122

Total increase (decrease) in net assets	374,312		2,764,918	1,825,406	1,972,467	357,208

Net assets:

Beginning of period	–		2,718,321	892,915	357,208	–

End of period	$374,312		$5,483,239	$2,718,321	$2,329,675	$357,208

	Dividend Value ETF		Global Equity ETF		Global Growth Equity ETF

	Year ended May 31,	Year ended May 31,	Period ended May 31,		Year ended May 31,	Year ended May 31,
	2025	2024	2025*		2025	2024
Operations:

Net investment income	$ 202,358	$ 96,024	$ 2,503		$ 50,585	$ 26,307

Net realized gain (loss)	655,267	218,645	(4,858)		(52,711)	163,424

Net unrealized appreciation (depreciation)	720,335	1,034,031	29,979		280,599	398,142

Net increase (decrease) in net assets resulting from operations	1,577,960	1,348,700	27,624		278,473	587,873

Distributions paid to shareholders	(186,907)	(76,658)	(275)		(45,632)	(16,124)

Net capital share transactions	7,040,368	4,781,929	370,657		1,986,014	1,402,331

Total increase (decrease) in net assets	8,431,421	6,053,971	398,006		2,218,855	1,974,080

Net assets:

Beginning of period	8,245,624	2,191,653	–		3,596,091	1,622,011

End of period	$16,677,045	$8,245,624	$398,006		$5,814,946	$3,596,091

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	43

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Growth ETF		International Core Equity ETF	International Equity ETF

	Year ended May 31,	Year ended May 31,	Period ended May 31,	Year ended May 31,	Period ended May 31,
	2025	2024	2025*	2025	2024†
Operations:

Net investment income	$ 22,785	$ 16,032	$ 2,552	$ 7,193	$ 1,475

Net realized gain (loss)	457,757	206,378	(2,767)	(9,550)	(949)

Net unrealized appreciation (depreciation)	1,072,523	851,454	16,573	66,341	10,572

Net increase (decrease) in net assets resulting from operations	1,553,065	1,073,864	16,358	63,984	11,098

Distributions paid to shareholders	(26,727)	(13,239)	(610)	(2,252)	(95)

Net capital share transactions	4,968,073	2,603,543	208,978	470,426	132,263

Total increase (decrease) in net assets	6,494,411	3,664,168	224,726	532,158	143,266

Net assets:

Beginning of period	5,728,288	2,064,120	–	143,266	–

End of period	$12,222,699	$5,728,288	$224,726	$675,424	$143,266

	International Focus Equity ETF		New Geography Equity ETF

	Year ended May 31,	Year ended May 31,	Period ended May 31,
	2025	2024	2025*
Operations:

Net investment income	$ 49,778	$ 23,173	$ 2,100

Net realized gain (loss)	(48,287)	(5,578)	(5,379)

Net unrealized appreciation (depreciation)	90,869	291,506	28,631

Net increase (decrease) in net assets resulting from operations	92,360	309,101	25,352

Distributions paid to shareholders	(27,876)	(16,300)	(279)

Net capital share transactions	1,023,754	988,517	409,464

Total increase (decrease) in net assets	1,088,238	1,281,318	434,537

Net assets:

Beginning of period	2,579,248	1,297,930	–

End of period	$3,667,486	$2,579,248	$434,537

*For the period June 25, 2024, commencement of operations, through May 31, 2025.

†For the period September 26, 2023, commencement of operations, through May 31, 2024.

Refer to the notes to financial statements.

44	Capital Group Equity Exchange-Traded Funds

Notes to financial statements

1. Organization

Capital Group Conservative Equity ETF (“Conservative Equity ETF”), Capital Group Core Equity ETF (“Core Equity ETF”), Capital Group Dividend Growers ETF (“Dividend Growers ETF”), Capital Group Dividend Value ETF (“Dividend Value ETF”), Capital Group Global Equity ETF (“Global Equity ETF”), Capital Group Global Growth Equity ETF (“Global Growth Equity ETF”), Capital Group Growth ETF (“Growth ETF”), Capital Group International Core Equity ETF (“International Core Equity ETF”), Capital Group International Equity ETF (“International Equity ETF”), Capital Group International Focus Equity ETF (“International Focus Equity ETF”), and Capital Group New Geography Equity ETF (“New Geography Equity ETF”) (each a “fund”, or collectively the “funds”) each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. Core Equity ETF, Dividend Value ETF, Global Growth Equity ETF and International Focus Equity ETF are diversified funds and the remaining funds are non-diversified funds.

The funds’ investment objectives are as follows:

Conservative Equity ETF – To strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

Core Equity ETF – To achieve long-term growth of capital and income.

Dividend Growers ETF – To provide long-term total returns.

Dividend Value ETF – To produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.

Global Equity ETF – To provide prudent growth of capital and conservation of principal.

Global Growth Equity ETF – To provide long-term growth of capital.

Growth ETF – To provide growth of capital.

International Core Equity ETF – To provide long-term growth of capital while providing current income.

International Equity ETF – To provide prudent growth of capital and conservation of principal.

International Focus Equity ETF – To provide long-term growth of capital.

New Geography Equity ETF – To provide long-term capital appreciation.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Capital Group Equity Exchange-Traded Funds	45

Operating segments – In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

New Accounting Pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (the “ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

46	Capital Group Equity Exchange-Traded Funds

Fixed-income class	Examples of standard inputs

All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital Group Equity Exchange-Traded Funds	47

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of May 31, 2025, were as follows (dollars in thousands):

Conservative Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

Core Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

Dividend Growers ETF

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:

Common stocks:
Industrials	$400,212	$—	$—	$400,212
Financials	398,060	—	—	398,060
Information technology	317,601	—	—	317,601
Consumer staples	261,109	—	—	261,109
Health care	200,996	—	—	200,996
Utilities	166,363	—	—	166,363
Consumer discretionary	158,809	—	—	158,809
Real estate	121,191	—	—	121,191
Energy	87,766	—	—	87,766
Communication services	84,275	—	—	84,275
Materials	28,693	—	—	28,693
Short-term securities	44,689	55,424	—	100,113

Total	$2,269,764	$55,424	$—	$2,325,188

Dividend Value ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

Global Equity ETF

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:

Common stocks:
Industrials	$81,082	$—	$—	$81,082
Information technology	73,709	—	—	73,709
Financials	67,548	—	—	67,548
Health care	35,370	—	—	35,370
Consumer discretionary	32,050	—	—	32,050
Communication services	28,441	—	—	28,441
Consumer staples	27,655	—	—	27,655
Materials	15,527	—	—	15,527
Utilities	12,897	—	—	12,897
Energy	10,761	—	—	10,761
Real estate	1,836	—	—	1,836
Short-term securities	1,094	10,483	—	11,577

Total	$387,970	$10,483	$—	$398,453

48	Capital Group Equity Exchange-Traded Funds

Global Growth Equity ETF
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:

Common stocks:
Information technology	$1,655,596	$—	$—	$1,655,596
Industrials	881,458	—	—	881,458
Financials	869,815	—	—	869,815
Consumer discretionary	841,205	—	—	841,205
Health care	565,313	—	—	565,313
Communication services	340,609	—	—	340,609
Consumer staples	248,496	—	—	248,496
Energy	140,891	—	—	140,891
Materials	101,610	—	—	101,610
Preferred securities	56,913	—	—	56,913
Short-term securities	8,651	115,410	—	124,061

Total	$5,710,557	$115,410	$—	$5,825,967

Growth ETF
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:

Common stocks:
Information technology	$3,141,931	$—	$—	$3,141,931
Communication services	2,300,263	—	—	2,300,263
Consumer discretionary	1,783,598	—	—	1,783,598
Health care	1,451,908	—	—	1,451,908
Industrials	1,280,341	—	—	1,280,341
Financials	1,017,548	—	—	1,017,548
Energy	265,072	—	—	265,072
Consumer staples	182,771	—	—	182,771
Materials	166,165	—	—	166,165
Utilities	117,917	—	—	117,917
Real estate	96,331	—	—	96,331
Rights & warrants	—	—	—*	—	*
Short-term securities	419,993	—	—	419,993

Total	$12,223,838	$—	$—*	$12,223,838

*Amount less than one thousand.

International Core Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

International Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

International Focus Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

New Geography Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

Capital Group Equity Exchange-Traded Funds	49

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

50	Capital Group Equity Exchange-Traded Funds

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in developing countries – Investing in developing countries may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector – Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Market trading – Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Capital Group Equity Exchange-Traded Funds	51

Foreign securities held by the funds may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized participant concentration – Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by each fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification – As nondiversified funds, each fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. The value of each fund’s shares can be expected to fluctuate more than might be the case if each fund were more broadly diversified.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased

Capital Group Conservative Equity ETF	$3,598	$3,727	–	$3,354
Capital Group Global Growth Equity ETF	8,325	8,819	–	7,937

52	Capital Group Equity Exchange-Traded Funds

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years (“EU reclaims”). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended May 31, 2025, Capital Group Global Growth Equity ETF and Capital Group Growth ETF recognized $629,000 and $16,000, respectively, in EU reclaims (net of fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Capital Group Equity Exchange-Traded Funds	53

Additional tax basis disclosures for each fund as of May 31, 2025, were as follows (dollars in thousands):

	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF

Undistributed ordinary income	$ 1,159	$ 10,505	$ 15,369	$ 43,101

Capital loss carryforward*	(5,729)	(275,522)	(49,802)	(732,949)

Gross unrealized appreciation on investments	23,890	793,233	257,953	2,243,558
Gross unrealized depreciation on investments	(10,692)	(81,787)	(57,641)	(345,223)
Net unrealized appreciation (depreciation) on investments	13,198	711,446	200,312	1,898,335

Cost of investments	363,940	4,847,304	2,124,876	14,769,443

Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	1,803	350,841	58,310	1,203,098

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF

Undistributed ordinary income	$ 2,241	$ 59,770	$ –	$ 1,916

Capital loss carryforward*	(5,486)	(328,337)	(407,252)	(2,892)

Gross unrealized appreciation on investments	34,430	990,337	2,488,826	18,761
Gross unrealized depreciation on investments	(4,506)	(195,927)	(348,690)	(2,578)
Net unrealized appreciation (depreciation) on investments	29,924	794,410	2,140,136	16,183

Cost of investments	368,529	5,031,557	10,083,702	209,442

Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	665	136,144	674,312	591

		International Equity ETF	International Focus Equity ETF	New Geography Equity ETF

Undistributed ordinary income		$ 6,303	$ 41,004	$ 2,278

Capital loss carryforward*		(15,176)	(293,417)	(3,815)

Gross unrealized appreciation on investments		81,599	592,574	34,305
Gross unrealized depreciation on investments		(4,885)	(124,052)	(7,432)
Net unrealized appreciation (depreciation) on investments		76,714	468,522	26,873

Cost of investments		597,087	3,148,184	406,477

Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest		4,149	88,557	548

*

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

54	Capital Group Equity Exchange-Traded Funds

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Year ended May 31, 2025					Year ended May 31, 2024

Fund	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Conservative Equity ETF	$ 1,857	*	$–	$ 1,857	*	$ –		$–	$ –
Core Equity ETF	42,811		–	42,811		19,401		–	19,401
Dividend Growers ETF	23,975		–	23,975		1,553	†	–	1,553	†
Dividend Value ETF	186,907		–	186,907		76,658		–	76,658
Global Equity ETF	275	*	–	275	*	–		–	–
Global Growth Equity ETF	45,632		–	45,632		16,124		–	16,124
Growth ETF	26,727		–	26,727		13,239		–	13,239
International Core Equity ETF	610	*	–	610	*	–		–	–
International Equity ETF	2,252		–	2,252		95	†	–	95	†
International Focus Equity ETF	27,876		–	27,876		16,300		–	16,300
New Geography Equity ETF	279	*	–	279	*	–		–	–

*For	the period June 25, 2024, commencement of operations, through May 31, 2025.
†For	the period September 26, 2023, commencement of operations, through May 31, 2024.

7. Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.

Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:

Fund	Annual rate
Conservative Equity ETF	0.33%
Core Equity ETF	0.33
Dividend Growers ETF	0.47
Dividend Value ETF	0.33
Global Equity ETF	0.47
Global Growth Equity ETF	0.47
Growth ETF	0.39
International Core Equity ETF	0.54
International Equity ETF	0.54
International Focus Equity ETF	0.54
New Geography Equity ETF	0.64

Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.

Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.

Capital Group Equity Exchange-Traded Funds	55

Investment in CCF – Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds – Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of May 31, 2025 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)

Core Equity ETF	$ 105,036	$ 27,526	$ (2,229)
Dividend Value ETF	681,742	101,932	(10,947)
Global Growth Equity ETF	72,040	33,995	(655)
Growth ETF	102,453	10,406	(391)
International Focus Equity ETF	8,560	5,413	(677)

Interfund lending – Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the year ended May 31, 2025.

8. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.

9. Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.

56	Capital Group Equity Exchange-Traded Funds

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Conservative Equity ETF

Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period June 25, 2024*, through May 31, 2025
$382,288	14,244	$–	–	$(18,406)	(720)	$363,882	13,524
Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$3,461,880	101,800	$–	–	$(1,102,799)	(32,520)	$2,359,081	69,280

Year ended May 31, 2024
$1,633,019	58,400	$–	–	$ (229,655)	(8,000)	$1,403,364	50,400
Dividend Growers ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$1,995,909	66,440	$–	–	$(227,227)	(7,400)	$1,768,682	59,040

For the period September 26, 2023*, through May 31, 2024
$ 349,622	13,004	$–	–	$ (15,500)	(560)	$ 334,122	12,444
Dividend Value ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$11,306,331	318,640	$–	–	$(4,265,963)	(120,540)	$7,040,368	198,100

Year ended May 31, 2024
$ 5,931,039	203,560	$–	–	$(1,149,110)	(38,620)	$4,781,929	164,940
Global Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period June 25, 2024*, through May 31, 2025
$374,856	14,364	$–	–	$(4,199)	(160)	$370,657	14,204
Global Growth Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$2,453,618	83,440	$–	–	$(467,604)	(15,840)	$1,986,014	67,600

Year ended May 31, 2024
$2,247,291	86,560	$–	–	$(844,960)	(32,480)	$1,402,331	54,080

Refer to the end of table(s) for footnote(s).

Capital Group Equity Exchange-Traded Funds	57

Growth ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2025
$6,319,067	175,640	$–	–	$(1,350,994)	(36,820)	$4,968,073	138,820

Year ended May 31, 2024
$3,487,718	123,180	$–	–	$ (884,175)	(29,980)	$2,603,543	93,200
International Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period June 25, 2024*, through May 31, 2025
$216,959	8,284	$–	–	$(7,981)	(320)	$208,978	7,964
International Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$483,528	16,440	$–	–	$(13,102)	(440)	$470,426	16,000

For the period September 26, 2023*, through May 31, 2024
$136,858	5,084	$–	–	$ (4,595)	(160)	$132,263	4,924
International Focus Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$1,288,750	49,960	$–	–	$(264,996)	(10,280)	$1,023,754	39,680

Year ended May 31, 2024
$1,336,817	55,800	$–	–	$(348,300)	(14,280)	$988,517	41,520
New Geography Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period June 25, 2024*, through May 31, 2025
$411,638	16,044	$–	–	$(2,174)	(80)	$409,464	15,964

* Commencement of operations.

58	Capital Group Equity Exchange-Traded Funds

10. Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended May 31, 2025 (dollars in thousands):

Fund	Purchases	Sales

Conservative Equity ETF	$ 56,436	$49,717
Core Equity ETF	2,409,450	1,378,966
Dividend Growers ETF	634,778	333,028
Dividend Value ETF	7,611,094	3,370,094
Global Equity ETF	45,125	30,248
Global Growth Equity ETF	1,773,027	1,203,148
Growth ETF	2,598,662	1,405,277
International Core Equity ETF	66,625	32,923
International Equity ETF	101,346	67,347
International Focus Equity ETF	1,982,324	1,583,525
New Geography Equity ETF	211,851	67,848

The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the year ended May 31, 2025 (dollars in thousands):

Fund	In-kind creations	In-kind redemptions

Conservative Equity ETF	$ 354,537	$ 17,447
Core Equity ETF	2,322,104	1,075,177
Dividend Growers ETF	1,619,062	229,969
Dividend Value ETF	6,742,176	4,150,629
Global Equity ETF	351,071	4,179
Global Growth Equity ETF	1,865,334	465,361
Growth ETF	4,848,632	1,356,575
International Core Equity ETF	177,241	5,897
International Equity ETF	427,342	13,053
International Focus Equity ETF	764,595	259,595
New Geography Equity ETF	253,310	2,113

The following table presents additional information for each fund for the year ended May 31, 2025 (dollars in thousands):

Fund	Non-U.S. taxes paid on dividend income	Non-U.S. taxes paid on realized gains		Non-U.S. taxes provided on unrealized appreciation

Conservative Equity ETF	$ 37	$ —		$ —
Core Equity ETF	746	—		—
Dividend Growers ETF	2,287	—		—
Dividend Value ETF	2,759	—		—
Global Equity ETF	276	—		—
Global Growth Equity ETF	2,883	78		2,862
Growth ETF	1,607	—		—
International Core Equity ETF	344	—	*	53
International Equity ETF	988	—		—
International Focus Equity ETF	6,130	1,266		12,367
New Geography Equity ETF	280	11		812
*Amount less than one thousand.

11. Ownership Concentration

At May 31, 2025, American Funds Portfolio Series — Tax-Aware Conservative Growth and Income Portfolio held 24% of the outstanding shares of Capital Group Dividend Growers ETF. CRMC is the investment adviser to American Funds Portfolio Series — Tax-Aware Conservative Growth and Income Portfolio.

Capital Group Equity Exchange-Traded Funds	59

12. Subsequent events

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Focus Equity ETF, and Capital Group New Geography Equity ETF, for the fiscal year 2026 audits. The change in each fund’s independent registered public accounting firm was approved by each fund’s board of trustees, including a majority of the independent trustees, upon recommendation of each fund’s audit committee, as part of a broader effort to update board oversight and fund operations. At no point during each fund’s fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

60	Capital Group Equity Exchange-Traded Funds

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Conservative Equity ETF
5/31/2025[3,4]	$24.93	$.50	$2.53	$3.03	$(.28)	$—	$(.28)	$27.68	12.19%[5]	$374	.33%[6]	1.99%[6]

Core Equity ETF
5/31/2025	$31.21	$.40	$3.82	$4.22	$(.37)	$—	$(.37)	$35.06	13.55%	$5,483	.33%	1.17%
5/31/2024	24.33	.38	6.84	7.22	(.34)	—	(.34)	31.21	29.90	2,718	.33	1.34
5/31/2023	23.72	.39	.52	.91	(.30)	—	(.30)	24.33	3.96	893	.33	1.70
5/31/2022[3,7]	24.63	.08	(.96)	(.88)	(.03)	—	(.03)	23.72	(3.59)[5]	164	.09 [5]	.34 [5]

Dividend Growers ETF
5/31/2025	$28.71	$.82	$3.72	$4.54	$(.66)	$—	$(.66)	$32.59	16.05%	$2,330	.47%	2.70%
5/31/2024[3,8]	24.76	.68	3.49	4.17	(.22)	—	(.22)	28.71	16.86 [5]	357	.47 [6]	3.73 [6]

Dividend Value ETF
5/31/2025	$32.82	$.60	$4.26	$4.86	$(.57)	$—	$(.57)	$37.11	14.91%	$16,677	.33%	1.68%
5/31/2024	25.39	.59	7.34	7.93	(.50)	—	(.50)	32.82	31.48	8,246	.33	1.99
5/31/2023	24.57	.52	.68	1.20	(.38)	—	(.38)	25.39	5.12	2,192	.33	2.16
5/31/2022[3,7]	24.71	.10	(.21)	(.11)	(.03)	—	(.03)	24.57	(.46)[5]	301	.09 [5]	.41 [5]

Global Equity ETF
5/31/2025[3,4]	$25.04	$.51	$2.56	$3.07	$(.09)	$—	$(.09)	$28.02	12.29%[5]	$398	.47%[6]	2.10%[6]

Global Growth Equity ETF
5/31/2025	$29.02	$.32	$1.34	$1.66	$(.32)	$—	$(.32)	$30.36	5.76%	$5,815	.47%	1.08%
5/31/2024	23.22	.28	5.72	6.00	(.20)	—	(.20)	29.02	25.97	3,596	.47	1.08
5/31/2023	21.67	.28	1.39	1.67	(.12)	—	(.12)	23.22	7.80	1,622	.47	1.27
5/31/2022[3,7]	24.47	.08	(2.88)	(2.80)	—	—	—	21.67	(11.44)[5]	220	.13 [5]	.38 [5]

Growth ETF
5/31/2025	$31.57	$.09	$6.62	$6.71	$(.12)	$—	$(.12)	$38.16	21.29%	$12,223	.39%	.26%
5/31/2024	23.39	.12	8.17	8.29	(.11)	—	(.11)	31.57	35.55	5,728	.39	.44
5/31/2023	22.28	.13	1.05	1.18	(.07)	—	(.07)	23.39	5.33	2,064	.39	.62
5/31/2022[3,7]	24.40	.03	(2.15)	(2.12)	—	—	—	22.28	(8.69)[5]	285	.10 [5]	.13 [5]

International Core Equity ETF
5/31/2025[3,4]	$25.06	$.91	$2.47	$3.38	$(.22)	$—	$(.22)	$28.22	13.60%[5]	$225	.54%[6]	3.79%[6]

International Equity ETF
5/31/2025	$29.10	$.70	$2.83	$3.53	$(.35)	$—	$(.35)	$32.28	12.30%	$675	.54%	2.39%
5/31/2024[3,8]	24.82	.51	3.82	4.33	(.05)	—	(.05)	29.10	17.47 [5]	143	.54 [6]	2.77 [6]

International Focus Equity ETF
5/31/2025	$25.97	$.41	$.25	$.66	$(.25)	$—	$(.25)	$26.38	2.58%	$3,667	.54%	1.60%
5/31/2024	22.45	.30	3.46	3.76	(.24)	—	(.24)	25.97	16.85	2,579	.54	1.26
5/31/2023	22.82	.38	(.55)	(.17)	(.20)	—	(.20)	22.45	(.68)	1,298	.54	1.74
5/31/2022[3,7]	24.51	.24	(1.93)	(1.69)	—	—	—	22.82	(6.90)[5]	188	.14 [5]	1.07 [5]

New Geography Equity ETF
5/31/2025[3,4]	$25.04	$.40	$1.85	$2.25	$(.07)	$—	$(.07)	$27.22	9.00%[5]	$435	.64%[6]	1.70%[6]

Refer to the end of the table(s) for footnote(s).

Capital Group Equity Exchange-Traded Funds	61

Financial highlights (continued)

Portfolio turnover rate[9]	Year ended May 31, 2025	Year ended May 31, 2024	Year ended May 31, 2023	Period ended May 31, 2022[3,5,7]

Conservative Equity ETF	30%[3,4,5]
Core Equity ETF	34	22%	34%	8%
Dividend Growers ETF	25	20[3,5,8]
Dividend Value ETF	29	25	30	3
Global Equity ETF	22[3,4,5]
Global Growth Equity ETF	26	31	39	17
Growth ETF	16	22	33	9
International Core Equity ETF	43[3,4,5]
International Equity ETF	22	23[3,5,8]
International Focus Equity ETF	53	36	43	21
New Geography Equity ETF	49[3,4,5]

1Based on average shares outstanding.

2Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.

3Based on operations for a period that is less than a full year.

4For the period June 25, 2024, commencement of operations, through May 31, 2025.

5Not annualized.

6Annualized.

7For the period February 22, 2022, commencement of operations, through May 31, 2022.

8For the period September 26, 2023, commencement of operations, through May 31, 2024.

9Rates do not include each fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

62	Capital Group Equity Exchange-Traded Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Group Growth ETF, Capital Group Global Growth Equity ETF, Capital Group International Focus Equity ETF, Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Dividend Growers ETF, Capital Group International Equity ETF, Capital Group Conservative Equity ETF, Capital Group International Core Equity ETF, Capital Group Global Equity ETF, and Capital Group New Geography Equity ETF.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (constituting Capital Group Growth ETF, Capital Group Global Growth Equity ETF, Capital Group International Focus Equity ETF, Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Dividend Growers ETF, Capital Group International Equity ETF, Capital Group Conservative Equity ETF, Capital Group International Core Equity ETF, Capital Group Global Equity ETF, and Capital Group New Geography Equity ETF, hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights

Capital Group Growth ETF	For the year ended May 31, 2025.	For each of the two years in the period ended May 31, 2025.	For each of the three years in the period ended May 31, 2025 and the period from February 22, 2022 (commencement of operations) through May 31, 2022.
Capital Group Global Growth Equity ETF
Capital Group International Focus Equity ETF
Capital Group Core Equity ETF
Capital Group Dividend Value ETF

Capital Group Dividend Growers ETF	For the year ended May 31, 2025.	For the year ended May 31, 2025 and the period September 26, 2023 (commencement of operations) through May 31, 2024.	For the year in the period ended May 31, 2025 and the period September 26, 2023 (commencement of operations) through May 31, 2024.
Capital Group International Equity ETF

Capital Group Conservative Equity ETF	For the period June 25, 2024 (commencement of operations) through May 31, 2025

Capital Group International Core Equity ETF

Capital Group Global Equity ETF

Capital Group New Geography Equity ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, transfer agent and brokers; when

Capital Group Equity Exchange-Traded Funds	63

Report of Independent Registered Public Accounting Firm

replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

July 14, 2025

We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

64	Capital Group Equity Exchange-Traded Funds

Additional disclosure

unaudited

To further clarify Note 1 to the Financial Statements, Core Equity ETF, Dividend Value ETF, Global Growth Equity ETF and International Focus Equity ETF are registered as non-diversified funds; however, as of the date of this report, their portfolios are consistent with the definition of “diversified company” under the Investment Company Act of 1940, as amended.

Tax information

unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. Each fund hereby designates the following amounts for the funds’ fiscal year ended May 31, 2025:

	Capital Group Conservative Equity ETF	Capital Group Core Equity ETF	Capital Group Dividend Growers ETF	Capital Group Dividend Value ETF	Capital Group Global Equity ETF	Capital Group Global Growth Equity ETF

Foreign taxes (per share)	–	–	$0.02	–	$0.01	$0.01

Foreign source income (per share)	–	–	$0.36	–	$0.17	$0.28

Qualified dividend income	100%	100%	100%	100%	100%	100%

Section 163(j) interest dividends	–	–	$2,133,000	$7,888,000	–	$3,848,000

Corporate dividends received deduction	100%	100%	$16,169,000	100%	100%	$19,501,000

U.S. government income that may be exempt from state taxation	$188,000	$2,921,000	$1,535,000	$13,331,000	$97,000	$2,732,000

	Capital Group Growth ETF	Capital Group International Core Equity ETF	Capital Group International Equity ETF	Capital Group International Focus Equity ETF	Capital Group New Geography Equity ETF

Foreign taxes (per share)	–	$0.03	$0.03	$0.05	$0.02

Foreign source income (per share)	–	$0.39	$0.44	$0.49	$0.18

Qualified dividend income	100%	100%	100%	100%	100%

Section 163(j) interest dividends	–	$81,000	$443,000	$3,733,000	$155,000

Corporate dividends received deduction	100%	$41,000	–	$241,000	$196,000

U.S. government income that may be exempt from state taxation	$1,671,000	$59,000	$325,000	$2,736,000	$113,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

Capital Group Equity Exchange-Traded Funds	65

Changes in and disagreements with accountants

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Focus Equity ETF, and Capital Group New Geography Equity ETF (each a “fund”, or collectively the funds”), for the fiscal year 2026 audits. The change in each fund’s independent registered public accounting firm was approved by each fund’s board of trustees, including a majority of the independent trustees, upon recommendation of each fund’s audit committee, as part of a broader effort to update board oversight and fund operations.

PwC’s reports on the funds’ financial statements as of and for the fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the funds’ fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) and the subsequent interim period through July 14, 2025, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the funds’ financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Each fund requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR under Item 19.

During the funds’ fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) and the subsequent interim period through July 14, 2025, neither the funds nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Matters submitted for shareholder vote

None

Remuneration paid to directors, officers and others

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

66	Capital Group Equity Exchange-Traded Funds

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the fund’s independent registered public accounting firm for the fiscal year 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

PwC's reports on the fund's financial statements as of and for the fiscal years ended May 31, 2024 and May 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, neither the fund, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Core Equity ETF

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: August 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: August 8, 2025

By   /s/ Sandra Chuon

Sandra Chuon, Treasurer and

Principal Financial Officer

Date: August 8, 2025